[CREDIT SUISSE ASSET MANAGEMENT LOGO]

CREDIT SUISSE FUNDS

Semiannual Report

CLASS A, B AND C SHARES

April 30, 2002
(Unaudited)

-  CREDIT SUISSE
   LARGE CAP VALUE FUND
-  CREDIT SUISSE
   STRATEGIC VALUE FUND
-  CREDIT SUISSE
   SMALL CAP VALUE FUND


More complete information about the Funds, including charges and expenses, is provided in the Prospectus, which must precede or accompany this document and which should be read carefully before investing. You may obtain additional copies by calling 800-927-2874 or by writing to Credit Suisse Funds, P.O. Box 9030, Boston, MA 02205-9030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3147. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

THE FUNDS' INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE FUNDS' MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF APRIL 30, 2002; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE LARGE CAP VALUE FUND
PORTFOLIO MANAGER'S LETTER
April 30, 2002

                                                                    May 28, 2002

Dear Shareholder:

   For the six months ended April 30, 2002, the Class A (without sales charge)(1), Class B (without contingent deferred sales charge)(1), and Class C (without contingent deferred sales charge)(1) shares of Credit Suisse Large Cap Value Fund(2) (the "Fund") had gains of 7.75%, 7.33% and 7.32%, respectively vs. gains of 2.31%, 3.91% and 8.87%, respectively, for the S&P 500 Index,(3) the S&P/Barra Value Index(3) and the Russell 1000 Value Index.(3)

   The period was, in general, a positive one for value stocks and a difficult one for growth stocks. Investors continued to gravitate toward value names (especially the group's smaller-cap stocks) amid uncertainty over the economy, profits, and the direction of interest rates.

   In this environment, the Fund had a gain but modestly trailed its Russell 1000 Value Index benchmark. Factors that hindered the Fund, in relative terms, included its underweighting in the financial-services sector, which had good performance (financial stocks account for almost a third of the Fund's benchmark; our significant underweighting reflected our desire to avoid having excessive interest-rate risk). On the positive side, the Fund benefited from its underweighting in the struggling telecom sector and from good stock selection in the energy and materials areas.

   Looking ahead, while an economic recovery appears to be well underway, we believe that certain sectors of the market reflect too much optimism. In general, the more-cyclical industrial-type names have become less attractive to us from a valuation standpoint. Any data suggesting slower than predicted growth -- or any developments that could threaten growth, such as a surge in energy costs -- would likely unsettle these stocks, and we are heavily focused on company selection.

   Along the same lines, we have remained cautious toward technology. Despite the group's recent declines, we think that overall valuations here are still on the high side. Lacking more evidence of a sustainable recovery and/or a rise in capital outlays, we expect to maintain an underweighting.

   We are seeing interesting developments elsewhere, however. One area that has become more intriguing to us is financial services. While overall performance was solid in the period, certain stocks here have been unfairly restrained by worries over rising interest rates, in our view.

   Our general focus will remain on companies that we believe have potential for steady, if less than spectacular, earnings growth. Certainly, stocks of such companies may underperform if the economy shows surprising strength, but we remain comfortable with our overall positioning from a risk/reward perspective.

Christopher F. Corapi
Portfolio Manager


  SUMMARY OF ANNUALIZED TOTAL RETURNS-- WITHOUT SALES CHARGE OR CDSC (4/30/02)

                                                             SINCE     INCEPTION
      CLASS     ONE YEAR      FIVE YEAR       TEN YEAR     INCEPTION     DATE
      -----     --------      ---------       --------     ---------     ----
     Class A       -4.70%         10.73%         12.97%       11.84%   9/19/1949
     Class B       -5.46%          9.94%           N/A        11.25%   2/28/1996
     Class C       -5.47%           N/A            N/A         4.51%   2/28/2000

    SUMMARY OF ANNUALIZED TOTAL RETURNS-- WITH SALES CHARGE OR CDSC (4/30/02)

                                                             SINCE     INCEPTION
      CLASS     ONE YEAR      FIVE YEAR       TEN YEAR     INCEPTION     DATE
      -----     --------      ---------       --------     ---------     ----
     Class A      -10.17%          9.42%         12.31%       11.71%   9/19/1949
     Class B       -8.95%          9.94%           N/A        11.25%   2/28/1996
     Class C       -6.34%           N/A            N/A         4.51%   2/28/2000

Class A shares have a maximum front-end sales charge of 5.75%.

Class B and Class C shares have a maximum contingent deferred sales charge of 4.00% and 1.00%, respectively.

----------
(1) Total return for Class A shares for the reporting period, based on offering price (with sales charge) was 1.54%. Total return for Class B shares for the reporting period, based on redemption value (including contingent deferred sales charge) was 3.37%. Total return for Class C shares for the reporting period, based on redemption value (including contingent deferred sales charge) was 6.33%.
(2) Name changed from Credit Suisse Warburg Pincus Value Fund effective December 12, 2001.
(3) The Large Cap Value Fund added the Standard & Poor's/BARRA Value Index as a benchmark, effective May 1, 2001, to its existing benchmark, the Standard & Poor's 500 Index (S&P 500 Index). Effective November 15, 2001, the Large Cap Value Fund discontinued use of these benchmarks and adopted the Russell 1000 Value Index. The S&P 500 Index is an unmanaged index (with no defined investment objective)of common stocks, includes reinvestment of dividends, and is a registered trademark of McGraw-Hill Co., Inc. The Standard & Poor's/BARRA Value Index is a capitalization-weighted index of all the stocks in the S&P 500 Index that have lower price-to-book ratios. The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which measures the performance of 3,000 of the largest U.S. companies by market capitalization. Investors cannot invest directly in an index.

CREDIT SUISSE STRATEGIC VALUE FUND
PORTFOLIO MANAGERS' LETTER
April 30, 2002

                                                                    May 28, 2002

Dear Shareholder:

   For the period beginning November 30, 2001 (the inception date) and ending April 30, 2002, the Class A (without sales charge)(1), Class B (without contingent deferred sales charge)(1), and Class C (without contingent deferred sales charge)(1) shares of Credit Suisse Strategic Value Fund(2) (the "Fund") had gains of 2.33%, 2.05% and 2.05%, respectively, vs. a loss of 4.98% for the S&P 500 Index(3), for the five-month period.

   The December-through-April period was a generally negative one for equities as a whole, but a positive one for value stocks. While the economy showed signs of life, there remained much profit uncertainty and geopolitical risk, and investors proceeded with a fair amount of caution. Against this backdrop, the Fund outperformed its benchmark, helped by the supportive environment for value stocks and by good showings from a number of the Fund's holdings. Stocks that contributed positively to the Fund's return included its transportation, consumer discretionary, energy and materials/processing holdings. On the negative side, the Fund's technology and utilities stocks hampered its absolute return, though these were relatively small sector weightings in the period.

   We would describe our portfolio activity in the period as relatively quiet in terms of stock purchases and sales. With regard to sector strategy, we maintained a "barbelled" mix of economically sensitive and less-cyclical companies, an approach we continued to view as appropriate from a risk/reward standpoint. That noted, we continued to look for opportunities to add to our overall cyclical holdings at the expense of sectors such as consumer staples, given relative valuation trends.

   Cyclical-type stocks we held included energy companies. We continued to view certain names favorably, based on their valuations and on where we believe we are in the economic cycle (i.e., the early stage). In addition, ongoing geopolitical uncertainty could translate into higher oil revenues. We also continued to see a number of compelling stocks within the capital-equipment sector. Many companies here currently have excess capacity, and have made substantial reductions in variable costs -- notably labor costs. Hence, they could see significant profit margin improvements when sales and revenues expand.

   Among the Fund's more defensive holdings, we maintained a noteworthy position in the food & beverages sector. We believe that specific companies

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here are poised to benefit from a rebound in sales, including sales driven by new products. We remained underweighted in the pharmaceutical area, but continued to view certain stocks positively, given their patent-protection profile and what we view as their competent company managements.

   Elsewhere of note, we maintained a significant weighting in the financial segment, including banks. Our bias was toward companies with sizable capital-markets businesses. We reduced our exposure to companies we consider to have relatively high interest-rate exposure, eliminating a position in a mid-cap insurer.

   Looking ahead, we are generally optimistic that the economy will remain on a growth track, and we would not be surprised by a healthier-than-expected rebound in corporate profits. But until concrete evidence emerges, we expect that the market will lack "leadership," with individual stock selection remaining critical. We therefore plan to remain well-diversified, and will continue to strive to identify special situations -- stocks that have the potential to benefit from company-specific factors such as restructurings, new managements or new product launches.


Robert E. Rescoe                              Christopher F. Corapi
Co-Portfolio Manager                          Co-Portfolio Manager

   TO OBTAIN A PROSPECTUS FOR THE FUND'S COMMON CLASS SHARES (INCEPTION DATE OF OCTOBER 6, 1988), PLEASE VISIT OUR WEB SITE (CREDITSUISSEFUNDS.COM) OR CONTACT YOUR FINANCIAL REPRESENTATIVE.


----------
(1) Class A shares have a maximum front-end sales charge of 5.75%. Class B and Class C shares have a maximum contingent deferred sales charge of 4.00% and 1.00%, respectively. Total return for Class A shares for the reporting period, based on offering price (with sales charge) was -3.59%. Total return for Class B shares for the reporting period, based on redemption value (including contingent deferred sales charge) was -1.92%. Total return for Class C shares for the reporting period, based on redemption value (including contingent deferred sales charge) was 1.06%.
(2) Name changed from Credit Suisse Warburg Pincus Value II Fund effective December 12, 2001.
(3) The S&P 500 Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends, and is a registered trademark of McGraw-Hill Co., Inc. Investors cannot invest directly in an index.

CREDIT SUISSE SMALL CAP VALUE FUND
PORTFOLIO MANAGER'S LETTER
April 30, 2002

                                                                    May 28, 2002

Dear Shareholder:

   For the six months ended April 30, 2002, the Class A (without sales charge)(1), Class B (without contingent deferred sales charge)(1), and Class C (without contingent deferred sales charge)(1) shares of Credit Suisse Small Cap Value Fund(2) (the "Fund") had gains of 24.67%, 24.20%, and 24.22%, respectively vs. gains of 20.03% and 29.03%, respectively, for the Russell 2000 Index(3) and the Russell 2000 Value Index.(4)

   The period was a positive one for small-capitalization value stocks, both in absolute terms and compared with the performance of large-cap and growth stocks. After a long bout of underperformance in the late 1990s, small cap value stocks continued to benefit from investors' generally conservative mindset. While the economy appeared to be improving, there remained much uncertainty over corporate profit growth (there was also a fair amount of geo-political risk in the period).

   The Fund benefited from the favorable sentiment toward the stocks it targets in the period and from good showings from certain of its consumer, industrial and energy holdings. Stocks that restrained the Fund's return included specific technology names.

   The Fund remained fairly broadly diversified by sector. We had a non-aggressive weighting in technology (roughly a neutral position vs. the Russell 2000 Value Index, and a sizable underweighting vs. the Russell 2000 Index), where we continued to see generally high valuations and a clouded intermediate-term earnings outlook. We expect to maintain a cautious approach towards technology until we believe that an upturn in capital outlays is underway. We maintained an underweighting in financial services, in part to avoid having excessive interest-rate risk, though we added to our position based on company-specific factors. We viewed energy and health-care as fairly valued, on the whole, and were therefore not inclined to have aggressive weightings in either area.

   Looking ahead, while an economic recovery indeed appears to be underway, we believe that certain sectors of the small-cap market reflect too much optimism. In general, the more-cyclical industrial-type names now appear expensive to us. Any data suggesting slower-than-predicted growth could unsettle these stocks, and we are heavily focused on company selection.

   Overall, our focus will remain on companies we deem to be well-managed, and with the potential for relatively stable, if less than spectacular, earnings growth. If the economy does show surprising strength, our holdings could trail more-aggressive asset classes, but we are comfortable with our overall positioning from a risk/reward perspective.


Christopher F. Corapi
Portfolio Manager

   INVESTMENTS IN SMALL COMPANIES MAY BE MORE VOLATILE AND LESS LIQUID THAN INVESTMENTS IN LARGER COMPANIES.


  SUMMARY OF ANNUALIZED TOTAL RETURNS-- WITHOUT SALES CHARGE OR CDSC (4/30/02)

                                                            SINCE     INCEPTION
      CLASS     ONE YEAR      FIVE YEAR       TEN YEAR    INCEPTION      DATE
      -----     --------      ---------       --------    ---------      ----
     Class A       20.83%         14.37%         14.30%       13.71%   2/08/1967
     Class B       19.89%         13.51%           N/A        12.66%   2/28/1996
     Class C       19.96%           N/A            N/A        25.45%   2/28/2000


    SUMMARY OF ANNUALIZED TOTAL RETURNS-- WITH SALES CHARGE OR CDSC (4/30/02)

                                                            SINCE      INCEPTION
      CLASS     ONE YEAR      FIVE YEAR       TEN YEAR    INCEPTION      DATE
      -----     --------      ---------       --------    ---------      ----
     Class A       13.87%         13.03%         13.63%       13.52%   2/08/1967
     Class B       15.89%         13.51%           N/A        12.66%   2/28/1996
     Class C       18.96%           N/A            N/A        25.45%   2/28/2000

Class A shares have a maximum front-end sales charge of 5.75%.
Class B and Class C shares have a maximum contingent deferred sales charge of 4.00% and 1.00%, respectively.


----------
(1) Total return for Class A shares for the reporting period, based on offering price (with sales charge) was 17.48%. Total return for Class B shares for the reporting period, based on redemption value (including contingent deferred sales charge) was 20.20%. Total return for Class C shares for the reporting period, based on redemption value (including contingent deferred sales charge) was 23.22%.
(2) Name changed from Credit Suisse Warburg Pincus Small Company Value Fund effective December 12, 2001.
(3) The Russell 2000 Index is an unmanaged index of common stock prices and is composed of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index is composed of 3,000 of the largest U.S. companies by market capitalization. The returns for the Russell 2000 Index do not include any sales charges, fees or other expenses. Investors cannot invest directly in an index.
(4) The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index.

CREDIT SUISSE LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
April 30, 2002 (Unaudited)

                                                                           NUMBER OF
                                                                             SHARES            VALUE
                                                                             ------            -----
COMMON STOCKS (97.0%)
BANKS (7.1%)
      Bank of America Corp.                                                  26,937      $    1,952,394
      Banknorth Group, Inc.                                                 157,600           4,159,064
      Citigroup, Inc.                                                        93,233           4,036,989
      Northern Trust Corp.                                                    2,100             111,552
      U.S. Bancorp 124,937                                                2,961,007
      Wells Fargo & Co.                                                       2,600             132,990
                                                                                         --------------
                                                                                             13,353,996
                                                                                         --------------
CHEMICALS (7.1%)
      Avery-Dennison Corp.                                                   67,700           4,336,185
      Engelhard Corp.                                                       108,600           3,303,612
      Minnesota Mining & Manufacturing Co.                                   15,200           1,912,160
      Rohm & Haas Co.                                                       102,400           3,800,064
                                                                                         --------------
                                                                                             13,352,021
                                                                                         --------------
COMPUTER HARDWARE & BUSINESS MACHINES (1.1%)
      Apple Computers, Inc.(1)                                                7,500             182,025
      Dell Computer Corp.(1)                                                  3,000              79,020
      Hewlett-Packard Co.                                                   105,000           1,795,500
                                                                                         --------------
                                                                                              2,056,545
                                                                                         --------------
COMPUTER SOFTWARE (1.4%)
      Adobe Systems, Inc.                                                     4,600             183,816
      Microsoft Corp.(1)                                                      4,600             240,396
      Unisys Corp.(1)                                                       161,200           2,176,200
                                                                                         --------------
                                                                                              2,600,412
                                                                                         --------------
CONSTRUCTION, REAL PROPERTY (1.5%)
      Leggett & Platt, Inc.                                                 110,000           2,893,000
                                                                                         --------------
DEFENSE/AEROSPACE (0.1%)
      Honeywell International, Inc.                                           5,500             201,740
                                                                                         --------------
DEPARTMENT STORES (3.4%)
      Costco Wholesale Corp.(1)                                              56,000           2,251,200
      Federated Department Stores, Inc.(1)                                  102,500           4,072,325
                                                                                         --------------
                                                                                              6,323,525
                                                                                         --------------
DRUGS (4.5%)
      Cardinal Health, Inc.                                                  56,500           3,912,625
      Genentech, Inc.(1)                                                      5,000             177,500
      IDEC Pharmaceuticals Corp.(1)                                           3,000             164,850


                 See Accompanying Notes to Financial Statements.


                                       7

                                                                           NUMBER OF
                                                                             SHARES            VALUE
                                                                             ------            -----
COMMON STOCKS (CONTINUED)
DRUGS (CONTINUED)
      Merck & Company, Inc.                                                  40,600      $    2,206,204
      Pfizer, Inc.                                                            7,025             255,359
      Pharmacia Corp.                                                        44,351           1,828,592
                                                                                         --------------
                                                                                              8,545,130
                                                                                         --------------
ELECTRICAL UTILITY (3.8%)
      Progress Energy, Inc.                                                  88,700           4,602,643
      Public Service Enterprise Group, Inc.                                  54,600           2,530,710
                                                                                         --------------
                                                                                              7,133,353
                                                                                         --------------
ELECTRONIC EQUIPMENT (6.1%)
      Agilent Technologies, Inc.(1)                                         128,200           3,852,410
      Comverse Technology, Inc.(1)                                            4,000              48,120
      General Dynamics Corp.                                                 49,700           4,825,373
      L-3 Communications Holdings, Inc.(1)                                    2,600             332,228
      PerkinElmer, Inc.                                                     181,700           2,325,760
      Sanmina Corp.(1)                                                        6,500              67,600
                                                                                         --------------
                                                                                             11,451,491
                                                                                         --------------
ENERGY RESERVES & PRODUCTION (5.4%)
      Burlington Resources, Inc.                                             60,500           2,688,015
      Exxon Mobil Corp.                                                      67,700           2,719,509
      Phillips Petroleum Co.                                                 79,000           4,724,990
                                                                                         --------------
                                                                                             10,132,514
                                                                                         --------------
ENTERTAINMENT (1.3%)
      Viacom, Inc. Class B1                                                  52,477           2,471,666
                                                                                         --------------
FINANCIAL SERVICES (4.0%)
      American Express Co.                                                   90,300           3,703,203
      Fannie Mae                                                              1,500             118,395
      Freddie Mac  54,300                                                 3,548,505
      General Electric Co.                                                    7,000             220,850
                                                                                         --------------
                                                                                              7,590,953
                                                                                         --------------
FOOD & BEVERAGE (5.5%)
      General Mills, Inc.                                                    84,000           3,700,200
      Heinz (H.J.) Co.                                                       70,900           2,977,091
      PepsiCo, Inc.                                                           2,900             150,510
      Sysco Corp.                                                           121,700           3,530,517
                                                                                         --------------
                                                                                             10,358,318
                                                                                         --------------


                See Accompanying Notes to Financial Statements.


                                       8

                                                                           NUMBER OF
                                                                             SHARES            VALUE
                                                                             ------            -----
COMMON STOCKS (CONTINUED)
FOREST PRODUCTS, PAPER (2.7%)
      Kimberly-Clark Corp.                                                   79,400      $    5,170,528
                                                                                         --------------
GAS & WATER UTILITIES (3.0%)
      National Fuel Gas Co.                                                 125,000           2,977,500
      WGL Holdings, Inc.                                                    100,800           2,731,680
                                                                                         --------------
                                                                                              5,709,180
                                                                                         --------------
GROCERY STORES (2.3%)
      Safeway, Inc.(1)                                                      102,000           4,278,900
                                                                                         --------------
HEAVY ELECTRICAL EQUIPMENT (1.4%)
      Emerson Electric Co.                                                   50,800           2,712,212
                                                                                         --------------
HOME PRODUCTS (1.7%)
      Avon Products, Inc.                                                    56,000           3,127,600
                                                                                         --------------
INDUSTRIAL PARTS (4.4%)
      Caterpillar, Inc.                                                      19,300           1,054,166
      Tyco International, Ltd.                                               74,000           1,365,300
      United Technologies Corp.                                              83,700           5,873,229
                                                                                         --------------
                                                                                              8,292,695
                                                                                         --------------
INFORMATION SERVICE (0.0%)
      Openwave Systems, Inc.(1)                                               6,200              35,464
                                                                                         --------------
LEISURE (0.2%)
      Harley Davidson, Inc.                                                   5,200             275,548
                                                                                         --------------
LIFE & HEALTH INSURANCE (0.1%)
      Reinsurance Group of America, Inc.                                      4,400             142,120
                                                                                         --------------
MEDIA (3.8%)
      Comcast Corp. Special Class A1                                         97,200           2,600,100
      Tribune Co.                                                           100,000           4,417,000
      USA Networks, Inc.(1)                                                   5,000             149,550
                                                                                         --------------
                                                                                              7,166,650
                                                                                         --------------
MEDICAL PRODUCTS & SUPPLIES (3.3%)
      Abbott Laboratories                                                     4,500             242,775
      Baxter International, Inc.                                              3,100             176,390
      Johnson & Johnson                                                      87,100           5,562,206
      Medtronic, Inc.                                                         6,300             281,547
                                                                                         --------------
                                                                                              6,262,918
                                                                                         --------------


                See Accompanying Notes to Financial Statements.


                                       9

                                                                           NUMBER OF
                                                                             SHARES            VALUE
                                                                             ------            -----
COMMON STOCKS (CONTINUED)
OIL REFINING (1.8%)
      Chevron Texaco Corp.                                                   39,780      $    3,449,324
                                                                                         --------------
OIL SERVICES (2.8%)
      Transocean Sedco Forex, Inc.                                           66,100           2,346,550
      Weatherford International, Inc.(1)                                     58,900           2,937,343
                                                                                         --------------
                                                                                              5,283,893
                                                                                         --------------
PROPERTY & CASUALTY INSURANCE (5.9%)
      American International Group, Inc.                                     56,814           3,926,983
      Berkshire Hathaway, Inc. Class A1                                          55           4,039,750
      MBIA, Inc.                                                              3,000             161,790
      St. Paul Company, Inc.                                                 59,300           2,953,733
                                                                                         --------------
                                                                                             11,082,256
                                                                                         --------------
RAILROADS (1.9%)
      Burlington Northern Santa Fe Corp.                                    128,300           3,526,967
                                                                                         --------------
RESTAURANTS (1.4%)
      McDonald's Corp.                                                       94,300           2,678,120
                                                                                         --------------
SECURITIES & ASSET MANAGEMENT (0.1%)
      Merrill Lynch & Company, Inc.                                           4,800             201,312
                                                                                         --------------
SEMICONDUCTOR (0.2%)
      Intel Corp.                                                            10,000             286,100
      Texas Instruments, Inc.                                                 5,000             154,650
                                                                                         --------------
                                                                                                440,750
                                                                                         --------------
SPECIALTY RETAIL (0.1%)
      Home Depot, Inc.                                                        5,200             241,124
                                                                                         --------------
TELEPHONE (2.1%)
      BellSouth Corp.                                                         3,500             106,225
      Verizon Communications, Inc.                                           97,800           3,922,758
                                                                                         --------------
                                                                                              4,028,983
                                                                                         --------------
THRIFTS (2.7%)
      Washington Mutual, Inc.                                               134,000           5,055,820
                                                                                         --------------
TOBACCO (0.8%)
      Philip Morris Companies, Inc.                                          29,000           1,578,470
                                                                                         --------------
WIRELESS TELECOMMUNICATIONS (2.0%)
      ALLTEL Corp.                                                           76,400           3,781,800
                                                                                         --------------

TOTAL COMMON STOCKS (Cost $141,504,355)                                                  $  182,987,298
                                                                                         ==============


                 See Accompanying Notes to Financial Statements.

     PAR                                                                       RATINGS(2)
    (000)                                                                    (S&P/MOODY'S)         MATURITY      RATE%      VALUE
    -----                                                                    -------------         --------      -----      -----
CORPORATE BONDS (1.2%)
BANKS (0.0%)
  $     80  Bank One Corp.                                                      (A , Aa3)         02/01/06       6.500   $   83,853
                                                                                                                         ----------
CONSTRUCTION, REAL PROPERTY (0.0%)
        35  EOP Operating LP                                                  (BBB+ , Baa1)       06/15/04       6.500       36,180
                                                                                                                         ----------
ELECTRICAL UTILITY (0.2%)
        75  Dominion Resources, Inc.                                          (BBB+ , Baa1)       01/31/03       6.000       76,291
        30  Mirant Americas Generation LLC, Global Senior Notes               (BBB- , Ba1)        05/01/31       9.125       26,473
        55  Mirant Americas Generation LLC, Senior Notes                      (BBB- , Ba1)        05/01/06       7.625       52,303
        50  PG&E National Energy Group, Global Senior Notes                   (BBB , Baa2)        05/16/11      10.375       52,342
        50  Progress Energy, Inc., Senior Notes                               (BBB , Baa1)        03/01/06       6.750       51,866
        35  PSEG Power LLC, Global Company Guaranteed                         (BBB , Baa1)        04/15/06       6.875       35,964
        65  Texas Utilities Holdings Corp., Series J, Senior Notes            (BBB , Baa3)        06/15/06       6.375       65,922
                                                                                                                         ----------
                                                                                                                            361,161
                                                                                                                         ----------
ENERGY RESERVES & PRODUCTION (0.1%)
        55  Duke Energy Field Services, Notes                                 (BBB , Baa2)        08/16/05       7.500       57,059
        50  Sonat, Inc., Notes                                                (BBB , Baa2)        10/01/07       6.750       50,458
                                                                                                                         ----------
                                                                                                                            107,517
                                                                                                                         ----------
FINANCIAL SERVICES (0.3%)
        40  Bear Stearns Companies, Inc.                                        (A , A2)          05/01/06       6.500       41,334
        35  Countrywide Home Loan                                               (A , A3)          02/01/07       5.500       34,989
       100  Duke Capital Corp.                                                  (A , A3)          10/01/04       7.250      106,221
        60  Ford Motor Credit Co., Global Notes                                (BBB+ , A3)        01/25/07       6.500       59,670
       160  General Motors Acceptance Corp., Global Notes                      (BBB+ , A2)        01/15/06       6.750      165,416
        80  Lehman Brothers Holdings, Inc.                                      (A , A2)          01/15/05       7.750       86,194
        55  Monumental Global Funding, Rule 144A, Secured(3)                   (AA+ , Aa3)        01/19/06       6.050       56,875
                                                                                                                         ----------
                                                                                                                            550,699
                                                                                                                         ----------
FOOD & BEVERAGE (0.0%)
        40  Tyson Foods, Inc., Rule 144A, Private Placement Notes(3)          (BBB , Baa3)        10/01/04       6.625       41,233
                                                                                                                         ----------
FOREST PRODUCTS, PAPER (0.0%)
        20  Weyerhaeuser Co., Notes                                             (A- , A3)         08/01/06       6.000       20,152
                                                                                                                         ----------
HOTELS (0.0%)
        25  ITT Corp.                                                         (BBB- , Ba1)        11/15/05       6.750       24,782
        20  Starwood Hotels & Resorts Worldwide, Inc.,
              Rule 144A, Notes(3)                                             (BBB- , Ba1)        05/01/07       7.375       20,225
                                                                                                                         ----------
                                                                                                                             45,007
                                                                                                                         ----------
MEDIA (0.1%)
       110  AOL Time Warner, Inc.                                             (BBB+ , Baa1)       04/15/06       6.125      107,782
         5  Fox Sports Network LLC, Senior Notes
              (Callable 8/15/02 @ $104.44)                                    (BBB- , Ba1)        08/15/07       8.875        5,200
                                                                                                                         ----------
                                                                                                                            112,982
                                                                                                                         ----------
MOTOR VEHICLES & PARTS (0.1%)
       100  DaimlerChrysler NA Holding Corp.                                    (A- , A3)         01/18/06       7.250      105,245
                                                                                                                         ----------


                See Accompanying Notes to Financial Statements.


                                       11

     PAR                                                                       RATINGS(2)
    (000)                                                                    (S&P/MOODY'S)         MATURITY      RATE%      VALUE
    -----                                                                    -------------         --------      -----      -----
CORPORATE BONDS (continued)
OIL REFINING (0.0%)
  $     35  Enterprise Products Partners LP, Company Guaranteed               (BBB , Baa2)        02/01/11       7.500   $    36,075
                                                                                                                         -----------
OIL SERVICES (0.0%)
        20  Conoco, Inc.                                                        (A- , A3)         04/15/04       5.900        20,691
        80  NRG Energy, Inc., Senior Notes                                    (BBB- , Baa3)       09/15/10       8.250        79,450
                                                                                                                         -----------
                                                                                                                             100,141
                                                                                                                         -----------
SECURITIES & ASSET MANAGEMENT (0.1%)
        10  Morgan Stanley Dean Witter, Global Bonds                            (NR , NR)         04/01/07       5.800        10,114
        45  Morgan Stanley Dean Witter, Global Notes                           (AA- , Aa3)        06/15/05       7.750        48,899
        75  Morgan Stanley Dean Witter, Global Unsubordinated                  (AA- , Aa3)        04/15/06       6.100        77,248
                                                                                                                         -----------
                                                                                                                             136,261
                                                                                                                         -----------
TELEPHONE (0.2%)
        35  AT&T Corp., Global Notes                                           (BBB+ , A3)        03/15/09       6.000        30,908
        45  Citizens Communications Co., Notes                                (BBB , Baa2)        05/15/06       8.500        47,240
        25  Intermedia Communications, Inc., Series B, Senior
              Discount Notes (Callable 7/15/02 @ $105.63)(4)                  (BBB+ , Baa2)       07/15/07      11.250        18,250
        10  Intermedia Communications, Inc., Series B, Senior
              Notes (Callable 6/01/03 @ $104.30)                              (BBB+ , Baa2)       06/01/08       8.600         7,250
        80  Qwest Capital Funding, Inc., Company Guaranteed                   (BBB , Baa1)        08/15/06       7.750        62,059
        65  Qwest Capital Funding, Inc., Global Company Guaranteed            (BBB , Baa1)        02/15/11       7.250        47,236
        10  Qwest Capital Funding, Inc., Global Company Guaranteed            (BBB+ , Baa1)       08/03/04       5.875         8,252
        40  Sprint Capital Corp., Global Company Guaranteed                   (BBB+ , Baa2)       01/15/07       6.000        36,626
        10  WorldCom, Inc.                                                     (BBB+ , A3)        05/15/06       8.000         4,904
        30  WorldCom, Inc., Global Notes                                       (BBB+ , A3)        05/15/10       8.250        14,419
        65  WorldCom, Inc., Global Notes                                       (BBB+ , A3)        05/15/11       7.500        30,596
                                                                                                                         -----------
                                                                                                                             307,740
                                                                                                                         -----------
Wireless Telecommunications (0.1%)
        50  AT&T Wireless Group                                               (BBB , Baa2)        03/01/06       7.350        50,027
         7  TeleCorp PCS, Inc., Company Guaranteed, Senior
              Subordinated Notes (Callable 4/15/04 @ $105.81)(4)                (NR , B3)         04/15/09      11.625         6,300
        65  Verizon Wireless, Inc., Rule 144A(3)                                (NR , A2)         12/15/06       5.375        62,246
        32  Voicestream Wireless Corp., Senior Notes
              (Callable 11/15/04 @ $105.19)                                    (A- , Baa1)        11/15/09      10.375        34,720
                                                                                                                         -----------
                                                                                                                             153,293
                                                                                                                         -----------

TOTAL CORPORATE BONDS (Cost $2,257,096)                                                                                    2,197,539
                                                                                                                         -----------
FOREIGN BONDS (0.1%)
        20  Abitibi-Consolidated, Inc., Yankee Bonds                          (BBB- , Baa3)       08/01/05       8.300        20,577
        80  British Telecommunications PLC, Global Notes                       (A- , Baa1)        12/15/05       7.875        85,853
        15  Domtar, Inc., Yankee Notes                                        (BBB- , Baa3)       10/15/11       7.875        15,994
        15  France Telecom Global Notes                                         (NR , NR)         03/01/06       7.200        15,305
         1  Republic of Argentina, Global Bonds                                (B- , Caa1)        02/21/12      12.375           176
                                                                                                                         -----------

TOTAL FOREIGN BONDS (Cost $135,635)                                                                                          137,905
                                                                                                                         -----------


                 See Accompanying Notes to Financial Statements.


                                       12

     PAR                                                              RATINGS(2)
    (000)                                                           (S&P/MOODY'S)         MATURITY      RATE%      VALUE
    -----                                                           -------------         --------      -----      -----
MORTGAGE-BACKED SECURITIES (0.2%)
  $     40  Amortizing Residential Collateral Trust, Series
              2002-Bc1F, Class A                                      (AAA , Aaa)        01/01/32       2.180   $         39,834
       235  Amresco Commercial Mortgage Funding Series
              1997-C1, Class A1                                       (AAA , Aaa)        06/17/29       6.730            244,327
        11  Cendant Mortgage Corp., Series 2000-9, Class A1           (NR , Aaa)         12/26/30       7.500             11,416
         1  Ginnie Mae Pool #002217X                                  (AAA , Aaa)        08/15/03       6.500                975
        91  Morgan Stanley Mortgage Trust, Series 40, Class 8         (AAA , Aaa)        07/20/21       7.000             92,159
        47  Residential Funding Mortgage, Series 2002-Hs1,
              Class A1                                                (AAA , Aaa)        08/25/14       2.040             46,885
                                                                                                                ----------------

TOTAL MORTGAGE-BACKED SECURITIES (Cost $430,491)                                                                         435,596
                                                                                                                ----------------
SHORT-TERM INVESTMENT (1.1%)
     2,142  State Street Bank & Trust Co. Euro Time Deposit                              05/01/02       1.750
            (Cost $2,142,000)                                                                                          2,142,000
                                                                                                                ----------------

TOTAL INVESTMENTS AT VALUE (99.6%) (Cost $146,469,577(5))                                                            187,900,338

OTHER ASSETS IN EXCESS OF LIABILITIES (0.4%)                                                                             699,971
                                                                                                                ----------------

NET ASSETS (100.0%)                                                                                                 $188,600,309
                                                                                                                ================


(1)  Non-income producing security.
(2) Credit ratings given by Moody's Investors Service, Inc. and Standard & Poor's Ratings Group are unaudited.
(3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2002, these securities amounted to a value of $180,579 or 0.1% of net assets.
(4) Step Bond-- The interest as of April 30, 2002 is 0% and will reset to the interest rate shown at a future date.
(5)  Also cost for federal income tax purposes.


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE STRATEGIC VALUE FUND
SCHEDULE OF INVESTMENTS
April 30, 2002 (Unaudited)

                                                                                           NUMBER OF
                                                                                             SHARES         VALUE
                                                                                             ------         -----
COMMON STOCKS (94.9%)
ALCOHOL (2.5%)
      Anheuser-Busch Companies, Inc.                                                      127,700      $    6,768,100
                                                                                                       --------------
BANKS (7.8%)
      Citigroup, Inc.                                                                     130,700           5,659,310
      FleetBoston Financial Corp.                                                         104,000           3,671,200
      J.P. Morgan Chase & Co.                                                              78,650           2,760,615
      PNC Financial Services Group                                                         69,300           3,821,895
      Wells Fargo & Co.                                                                    97,000           4,961,550
                                                                                                       --------------
                                                                                                           20,874,570
                                                                                                       --------------
CHEMICALS (3.2%)
      Minnesota Mining & Manufacturing Co.                                                 40,400           5,082,320
      Rohm & Haas Co.                                                                      93,900           3,484,629
                                                                                                       --------------
                                                                                                            8,566,949
                                                                                                       --------------
CLOTHING STORES (4.5%)
      Abercrombie & Fitch Co.(1)                                                           95,900           2,877,000
      Ross Stores, Inc.                                                                   223,200           9,064,152
                                                                                                       --------------
                                                                                                           11,941,152
                                                                                                       --------------
COMPUTER HARDWARE & BUSINESS MACHINES (2.2%)
      Compaq Computer Corp.                                                               216,000           2,192,400
      Pitney Bowes, Inc.                                                                   87,200           3,671,120
                                                                                                       --------------
                                                                                                            5,863,520
                                                                                                       --------------
DEPARTMENT STORES (2.2%)
      Federated Department Stores, Inc.(1)                                                149,100           5,923,743
                                                                                                       --------------
DRUGS (2.5%)
      Lilly (Eli) & Co.                                                                    42,900           2,833,545
      Wyeth Corp.                                                                          66,100           3,767,700
                                                                                                       --------------
                                                                                                            6,601,245
                                                                                                       --------------
ELECTRICAL UTILITY (3.4%)
      Allegheny Energy, Inc.                                                               67,500           2,829,600
      American Electric Power Company, Inc.                                                69,800           3,196,840
      Public Service Enterprise Group, Inc.                                                63,000           2,920,050
                                                                                                       --------------
                                                                                                            8,946,490
                                                                                                       --------------
ELECTRONIC EQUIPMENT (3.8%)
      Comverse Technology, Inc.(1)                                                         63,800             767,514
      Eaton Corp.                                                                          46,000           3,892,060
      PerkinElmer, Inc.                                                                   180,000           2,304,000
      Tektronix, Inc.(1)                                                                  142,400           3,132,800
                                                                                                       --------------
                                                                                                           10,096,374
                                                                                                       --------------
ENERGY RESERVES & PRODUCTION (2.5%)
      Exxon Mobil Corp.                                                                    71,000           2,852,070
      Royal Dutch Petroleum Co. ADR                                                        74,900           3,914,274
                                                                                                       --------------
                                                                                                            6,766,344
                                                                                                       --------------


                 See Accompanying Notes to Financial Statements.


                                       14

                                                                                           NUMBER OF
                                                                                             SHARES             VALUE
                                                                                             ------             -----
COMMON STOCKS (CONTINUED)
ENTERTAINMENT (1.0%)
      Viacom, Inc. Class B1                                                                    54,300     $     2,557,530
                                                                                                          ---------------
FINANCIAL SERVICES (3.9%)
      Allied Capital Corp.                                                                    101,700           2,654,370
      Fannie Mae                                                                               63,700           5,027,841
      Household International, Inc.                                                            45,000           2,623,050
                                                                                                          ---------------
                                                                                                               10,305,261
                                                                                                          ---------------
FOOD & BEVERAGE (2.9%)
      General Mills, Inc.                                                                      89,700           3,951,285
      PepsiCo, Inc.                                                                            72,220           3,748,218
                                                                                                          ---------------
                                                                                                                7,699,503
                                                                                                          ---------------
GAS & WATER UTILITIES (1.2%)
      El Paso Energy Corp.                                                                     83,100           3,324,000
                                                                                                          ---------------
GROCERY STORES (2.8%)
      Kroger Co.(1)                                                                           186,900           4,255,713
      Safeway, Inc.(1)                                                                         75,300           3,158,835
                                                                                                          ---------------
                                                                                                                7,414,548
                                                                                                          ---------------
INDUSTRIAL PARTS (12.4%)
      American Standard Companies, Inc.(1)                                                    137,200          10,248,840
      Ingersoll Rand Company, Ltd. Class A                                                    118,900           5,939,055
      ITT Industries, Inc.                                                                    128,600           8,983,996
      Tyco International, Ltd.                                                                119,800           2,210,310
      United Technologies Corp.                                                                81,100           5,690,787
                                                                                                          ---------------
                                                                                                               33,072,988
                                                                                                          ---------------
INFORMATION SERVICE (1.1%)
      Convergys Corp.(1)                                                                      109,500           3,029,865
                                                                                                          ---------------
MEDIA (1.1%)
      Comcast Corp. Special Class A1                                                          105,000           2,808,750
                                                                                                          ---------------
MEDICAL PRODUCTS & SUPPLIES (5.0%)
      Abbott Laboratories                                                                     113,000           6,096,350
      Baxter International, Inc.                                                              129,000           7,340,100
                                                                                                          ---------------
                                                                                                               13,436,450
                                                                                                          ---------------
MINING & METALS (4.1%)
      Alcoa, Inc.                                                                             183,200           6,234,296
      Harsco Corp.                                                                            110,300           4,687,750
                                                                                                          ---------------
                                                                                                               10,922,046
                                                                                                          ---------------


                See Accompanying Notes to Financial Statements.


                                       15

                                                                                           NUMBER OF
                                                                                             SHARES             VALUE
                                                                                             ------             -----
COMMON STOCKS (CONTINUED)
MOTOR VEHICLES & PARTS (7.0%)
      Ford Motor Co.                                                                           97,764      $    1,564,224
      Johnson Controls, Inc.                                                                   58,500           5,045,625
      Lear Corp.(1)                                                                            85,900           4,416,119
      Navistar International Corp.(1)                                                         133,800           5,338,620
      Visteon Corp.                                                                           148,984           2,300,313
                                                                                                          ---------------
                                                                                                               18,664,901
                                                                                                          ---------------
OIL REFINING (2.0%)
      Conoco, Inc.                                                                            190,400           5,340,720
                                                                                                          ---------------
OIL SERVICES (2.5%)
      Pride International, Inc.(1)                                                            213,600           3,970,824
      Weatherford International, Inc.(1)                                                       55,600           2,772,772
                                                                                                          ---------------
                                                                                                                6,743,596
                                                                                                          ---------------
PROPERTY & CASUALTY INSURANCE (4.6%)
      American International Group, Inc.                                                       44,235           3,057,523
      Hartford Financial Services, Inc.                                                        48,800           3,381,840
      Jefferson-Pilot Corp.                                                                    55,500           2,779,440
      St. Paul Company, Inc.                                                                   60,800           3,028,448
                                                                                                          ---------------
                                                                                                               12,247,251
                                                                                                          ---------------
PUBLISHING (2.4%)
      Knight-Ridder, Inc.                                                                      60,500           4,053,500
      McGraw-Hill Companies, Inc.                                                              34,700           2,220,453
                                                                                                          ---------------
                                                                                                                6,273,953
                                                                                                          ---------------
RAILROADS (0.8%)
      Burlington Northern Santa Fe Corp.                                                       81,200           2,232,188
                                                                                                          ---------------
SECURITIES & ASSET MANAGEMENT (1.6%)
      Lehman Brothers Holdings, Inc.                                                           74,100           4,371,900
                                                                                                          ---------------
SPECIALTY RETAIL (2.4%)
      Lowe's Companies, Inc.                                                                   63,600           2,689,644
      Tiffany & Co.                                                                            91,900           3,653,025
                                                                                                          ---------------
                                                                                                                6,342,669
                                                                                                          ---------------
TELEPHONE (1.5%)
      BellSouth Corp.                                                                          66,600           2,021,310
      SBC Communications, Inc.                                                                 60,549           1,880,652
                                                                                                          ---------------
                                                                                                                3,901,962
                                                                                                          ---------------

TOTAL COMMON STOCKS (Cost $208,402,737)                                                                       253,038,568
                                                                                                          ---------------


                See Accompanying Notes to Financial Statements.


                                       16

                                                                                           NUMBER OF
                                                                                             SHARES             VALUE
                                                                                             ------             -----
PREFERRED STOCK (0.9%)
Convertible Preferred Stock (0.9%)
      Equity Residential Properties, Series G, Perpetual Convertible
      (Callable 9/15/02 @ $25.91) (Cost $2,512,171)                                           101,000       $   2,495,710
                                                                                                          ---------------
                                                                                               PAR
                                                                                              (000)
                                                                                              -----
SHORT-TERM INVESTMENT (4.2%)
      State Street Bank & Trust Co. Euro Time Deposit 1.750% 5/01/02
      (Cost $11,055,000)                                                                      $11,055          11,055,000
                                                                                                          ---------------

TOTAL INVESTMENTS AT VALUE (100.0%) (Cost $221,969,908(2))                                                    266,589,278

OTHER ASSETS IN EXCESS OF LIABILITIES (0.0%)                                                                       19,817
                                                                                                          ---------------

NET ASSETS (100.0%)                                                                                          $266,609,095
                                                                                                          ===============


                            INVESTMENT ABBREVIATIONS
                        ADR = American Depository Receipt


(1)  Non-income producing security.
(2)  Also cost for federal income tax purposes.


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
April 30, 2002 (Unaudited)


                                                                                           NUMBER OF
                                                                                             SHARES             VALUE
                                                                                             ------             -----
COMMON STOCKS (98.7%)
APPAREL, TEXTILES (1.8%)
      Sensient Technologies Corp.                                                             231,800      $    5,792,682
                                                                                                           --------------
BANKS (10.9%)
      Associated Banc-Corp.                                                                   123,530           4,627,434
      Banknorth Group, Inc.                                                                   214,500           5,660,655
      Century Bancorp, Inc. Class A                                                            26,700             739,323
      Cullen Frost Bankers, Inc.                                                              136,000           5,132,640
      Firstmerit Corp.                                                                        180,000           5,112,000
      Hudson United Bancorp                                                                   157,800           5,008,572
      Prosperity Bancshares, Inc.                                                              65,300           2,151,635
      Susquehanna Bancshares, Inc.                                                            230,300           5,688,410
                                                                                                           --------------
                                                                                                               34,120,669
                                                                                                           --------------
CHEMICALS (12.5%)
      Aptargroup, Inc.                                                                        164,100           6,096,315
      Brady Corp.                                                                             134,000           4,891,000
      Cambrex Corp.                                                                            86,400           3,550,176
      Carlisle Companies, Inc.                                                                 88,700           3,591,463
      H.B. Fuller Co.                                                                         191,400           5,954,454
      Myers Industries, Inc.                                                                  249,775           4,520,927
      Om Group, Inc.                                                                           80,500           5,373,375
      Rogers Corp.(1)                                                                         160,600           5,396,160
                                                                                                           --------------
                                                                                                               39,373,870
                                                                                                           --------------
COMPUTER SOFTWARE (1.4%)
      Progress Software Corp.(1)                                                              266,800           4,495,580
                                                                                                           --------------
CONSTRUCTION, REAL PROPERTY (1.6%)
      Ethan Allen Interiors, Inc.                                                             103,800           4,277,598
      Hon Industries, Inc.                                                                     25,000             748,000
                                                                                                           --------------
                                                                                                                5,025,598
                                                                                                           --------------
CONSUMER DURABLES (1.5%)
      EMCOR Group, Inc.(1)                                                                     75,000           4,563,750
                                                                                                           --------------
DEFENSE/AEROSPACE (0.9%)
      Stewart & Stevenson Services, Inc.                                                      149,000           2,814,610
                                                                                                           --------------
DEPARTMENT STORES (1.3%)
      Neiman Marcus Group, Inc.(1)                                                            121,000           4,202,330
                                                                                                           --------------
ELECTRICAL UTILITY (1.3%)
      Oklahoma Gas & Electric Co.                                                             170,100           4,022,865
                                                                                                           --------------
ELECTRONIC EQUIPMENT (6.2%)
      Littelfuse, Inc.(1)                                                                     149,000           4,009,590
      Pioneer-Standard Electronics, Inc.                                                      239,450           3,500,759
      Roper Industries, Inc.                                                                   89,200           4,102,308
      Technitrol, Inc.                                                                        100,200           2,545,080
      Varian, Inc.(1)                                                                         160,500           5,415,270
                                                                                                           --------------
                                                                                                               19,573,007
                                                                                                           --------------


                 See Accompanying Notes to Financial Statements.


                                       18

                                                                                           NUMBER OF
                                                                                             SHARES             VALUE
                                                                                             ------             -----
COMMON STOCKS (CONTINUED)
EQUITY REAL ESTATE INVESTMENT TRUST (0.9%)
      Liberty Property Trust                                                                    89,000      $    2,843,550
                                                                                                            --------------
FINANCIAL SERVICES (2.4%)
      Brown & Brown                                                                            118,600           3,937,520
      Watson Wyatt & Co. Holdings(1)                                                           140,400           3,685,500
                                                                                                            --------------
                                                                                                                 7,623,020
                                                                                                            --------------
FOOD & BEVERAGE (1.3%)
      Performance Food Group Co.(1)                                                            110,000           3,966,600
                                                                                                            --------------
FOREST PRODUCTS, PAPER (2.7%)
      Lydall, Inc.(1)                                                                          199,500           2,894,745
      United Stationers, Inc.(1)                                                               140,000           5,461,400
                                                                                                            --------------
                                                                                                                 8,356,145
                                                                                                            --------------
GAS & WATER UTILITIES (4.4%)
      Equitable Resources, Inc.                                                                138,000           4,961,100
      National Fuel Gas Co.                                                                    179,200           4,268,544
      WGL Holdings, Inc.                                                                       170,800           4,628,680
                                                                                                            --------------
                                                                                                                13,858,324
                                                                                                            --------------
GROCERY STORES (1.9%)
      Pathmark Stores, Inc.(1)                                                                  41,900             934,370
      Ruddick Corp.                                                                            298,700           5,101,796
                                                                                                            --------------
                                                                                                                 6,036,166
                                                                                                            --------------
HEAVY ELECTRICAL EQUIPMENT (3.5%)
      C&D Technologies, Inc.                                                                   120,000           2,760,000
      Teleflex, Inc.                                                                            90,000           5,085,900
      Woodhead Industries, Inc.                                                                162,300           3,070,716
                                                                                                            --------------
                                                                                                                10,916,616
                                                                                                            --------------
HEAVY MACHINERY (2.0%)
      Esco Technologies, Inc.(1)                                                               160,000           6,440,000
                                                                                                            --------------
HOME PRODUCTS (1.7%)
      Lancaster Colony Corp.                                                                   141,000           5,428,500
                                                                                                            --------------
HOTELS (0.9%)
      Marcus Corp.                                                                             159,975           2,767,567
                                                                                                            --------------
INDUSTRIAL PARTS (9.9%)
      Actuant Corp.(1)                                                                          40,200           1,764,780
      Ametek, Inc.                                                                             180,000           6,971,400
      DRS Technologies, Inc.(1)                                                                100,300           4,638,875
      Flowserve Corp.(1)                                                                       167,600           5,782,200
      Graco, Inc.                                                                              112,000           5,013,120
      Manitowoc Company, Inc.                                                                  157,000           6,860,900
                                                                                                            --------------
                                                                                                                31,031,275
                                                                                                            --------------


                 See Accompanying Notes to Financial Statements.


                                       19

                                                                                           NUMBER OF
                                                                                             SHARES             VALUE
                                                                                             ------             -----
COMMON STOCKS (CONTINUED)
INFORMATION SERVICE (2.7%)
      Harte-Hanks, Inc.                                                                      150,000      $    4,818,000
      Keane, Inc.(1)                                                                         230,200           3,600,328
                                                                                                          --------------
                                                                                                               8,418,328
                                                                                                          --------------
LIFE & HEALTH INSURANCE (1.4%)
      Protective Life Corp.                                                                  120,200           3,829,572
      Stancorp Financial Group, Inc.                                                           7,900             462,150
                                                                                                          --------------
                                                                                                               4,291,722
                                                                                                          --------------
MEDIA (0.9%)
      Meredith Corp.                                                                          65,000           2,783,300
                                                                                                          --------------
MEDICAL PRODUCTS & SUPPLIES (4.3%)
      Arrow International, Inc.                                                              123,000           5,836,350
      Cooper Companies, Inc.                                                                  58,200           3,084,600
      Invacare Corp.                                                                         122,640           4,638,245
                                                                                                          --------------
                                                                                                              13,559,195
                                                                                                          --------------
MOTOR VEHICLES & PARTS (1.4%)
      Modine Manufacturing Co.                                                               153,200           4,507,144
                                                                                                          --------------
OIL SERVICES (3.4%)
      Oceaneering International, Inc.(1)                                                     197,000           5,220,500
      Varco International, Inc.(1)                                                           261,767           5,363,606
                                                                                                          --------------
                                                                                                              10,584,106
                                                                                                          --------------
PROPERTY & CASUALTY INSURANCE (1.5%)
      Horace Mann Educators Corp.                                                            200,000           4,790,000
                                                                                                          --------------
PUBLISHING (2.4%)
      Banta Corp.                                                                            200,000           7,520,000
                                                                                                          --------------
SEMICONDUCTOR (1.1%)
      Electro Scientific Industries, Inc.(1)                                                 115,100           3,459,906
                                                                                                          --------------
SPECIALTY RETAIL (1.8%)
      Lands' End, Inc.(1)                                                                     30,600           1,538,874
      MSC Industrial Direct Company, Inc.(1)                                                 190,000           4,037,500
                                                                                                          --------------
                                                                                                               5,576,374
                                                                                                          --------------
THRIFTS (5.3%)
      Dime Bancorp, Inc.                                                                      22,100               3,315
      First Financial Holdings, Inc.                                                         141,100           4,187,707
      FirstFed Financial Corp.(1)                                                            134,000           3,832,400
      People's Bank                                                                           85,000           2,259,300
      Webster Financial Corp.                                                                156,900           6,217,947
                                                                                                          --------------
                                                                                                              16,500,669
                                                                                                          --------------


                 See Accompanying Notes to Financial Statements.


                                       20

                                                                                           NUMBER OF
                                                                                             SHARES             VALUE
                                                                                             ------             -----
COMMON STOCKS (CONTINUED)
TRUCKING, SHIPPING, AIR FREIGHT (1.5%)
      Werner Enterprises, Inc.                                                               260,066      $    4,616,172
                                                                                                          --------------

TOTAL COMMON STOCKS (Cost $207,192,151)                                                                      309,859,640
                                                                                                          --------------
                                                                                                PAR
                                                                                               (000)
                                                                                               -----
SHORT-TERM INVESTMENT (1.3%)
      State Street Bank & Trust Co. Euro Time Deposit 1.750% 5/01/02
      (Cost $4,104,000)                                                                       $4,104           4,104,000
                                                                                                           -------------

TOTAL INVESTMENTS AT VALUE (100.0%) (Cost $211,296,151(2))                                                   313,963,640

OTHER ASSETS IN EXCESS OF LIABILITIES (0.0%)                                                                     133,728
                                                                                                           -------------

NET ASSETS (100.0%)                                                                                         $314,097,368
                                                                                                           =============


(1)  Non-income producing security.
(2)  Also cost for federal income tax purposes.


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2002 (Unaudited)

                                                                      LARGE CAP                  STRATEGIC               SMALL CAP
                                                                      VALUE FUND                VALUE FUND              VALUE FUND
                                                                      ----------                ----------              ----------
ASSETS
      Investments at value (Cost $146,469,577,
         $221,969,908, and $211,296,151, respectively)               $187,900,338             $266,589,278            $313,963,640
      Cash                                                                     --                      821                     664
      Dividend and interest receivable                                    312,335                  211,758                 244,947
      Receivable for fund shares sold                                      11,479                   90,160                      --
      Receivable for investments sold                                     972,244                       --                      --
      Prepaid expenses and other assets                                    55,763                   74,634                 308,683
                                                                     ------------             ------------            ------------
         Total Assets                                                 189,252,159              266,966,651             314,517,934
                                                                     ------------             ------------            ------------
LIABILITIES
      Advisory fee payable                                                 50,122                  167,555                 173,488
      Administrative services fee payable                                  58,311                   39,274                  45,100
      Payable for investments purchased                                   385,000                       --                      --
      Distribution fee payable                                             64,099                   17,785                  80,630
      Directors/Trustees fee payable                                           --                      767                      --
      Other accrued expenses payable                                       94,318                  132,175                 121,348
                                                                     ------------             ------------            ------------
         Total Liabilities                                                651,850                  357,556                 420,566
                                                                     ------------             ------------            ------------
NET ASSETS
      Capital stock, $0.001 par value                                       9,546                   20,037                  13,688
      Paid-in capital                                                 134,856,901              216,220,242             201,317,582
      Accumulated undistributed net investment
         income (loss)                                                     96,683                  (10,243)                 27,396
      Accumulated net realized gain from investments                   11,729,638                5,759,688              10,071,215
      Net unrealized appreciation from investments                     41,907,541               44,619,371             102,667,487
                                                                     ------------             ------------            ------------
         Net Assets                                                  $188,600,309             $266,609,095            $314,097,368
                                                                     ============             ============            ============
COMMON SHARES
      Net assets                                                      $ 2,243,573             $228,002,224            $ 54,325,514
      Shares outstanding                                                  113,348               17,135,143               2,362,683
                                                                     ------------             ------------            ------------
      Net asset value, offering price and redemption
         price per share                                                   $19.79                   $13.31                  $22.99
                                                                           ======                   ======                  ======
ADVISOR SHARES
      Net assets                                                     $        N/A             $ 38,278,771            $        N/A
      Shares outstanding                                                      N/A                2,877,411                     N/A
                                                                     ------------             ------------            ------------
      Net asset value, offering price and redemption
         price per share                                                   $  N/A                   $13.30                  $  N/A
                                                                           ======                   ======                  ======
A SHARES
      Net assets                                                     $148,133,541               $  117,455            $231,398,112
      Shares outstanding                                                7,481,583                    8,832              10,038,520
                                                                     ------------             ------------            ------------
      Net asset value and redemption price per share                       $19.80                   $13.30                  $23.05
                                                                           ======                   ======                  ======
      Maximum offering price per share
         (net asset value/(1-5.75%))                                       $21.01                   $14.11                  $24.46
                                                                           ======                   ======                  ======
B SHARES
      Net assets                                                     $ 35,963,204                $  34,998            $ 23,974,128
      Shares outstanding                                                1,835,522                    2,635               1,087,035
                                                                     ------------             ------------            ------------
      Net asset value and offering price per share                         $19.59                   $13.28                  $22.05
                                                                           ======                   ======                  ======
C SHARES
      Net assets                                                      $ 2,259,991               $  175,647             $ 4,399,614
      Shares outstanding                                                  115,814                   13,227                 200,061
                                                                     ------------             ------------            ------------
      Net asset value and offering price per share                         $19.51                   $13.28                  $21.99
                                                                           ======                   ======                  ======


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2002 (Unaudited)

                                                                     LARGE CAP VALUE           STRATEGIC VALUE       SMALL CAP VALUE
                                                                     ---------------           ---------------       ---------------
INVESTMENT INCOME
      Dividends                                                       $ 1,882,493              $ 2,020,796             $ 1,890,345
      Interest                                                             56,890                   66,630                  45,099
                                                                      -----------              -----------             -----------
         Total investment income                                        1,939,383                2,087,426               1,935,444
                                                                      -----------              -----------             -----------
EXPENSES
      Investment advisory fees                                            621,505                1,002,751               1,060,336
      Administrative services fees                                        186,490                  235,333                 246,533
      Shareholder servicing/Distribution fees                             364,317                   95,538                 436,197
      Transfer agent fees                                                  83,072                  249,488                 136,101
      Printing fees                                                        47,078                   29,492                  43,783
      Registration fees                                                    34,155                   34,768                  31,275
      Legal fees                                                           24,175                   16,432                  23,636
      Audit fees                                                           10,619                   14,139                   8,859
      Custodian fees                                                       10,145                   12,236                  14,850
      Insurance expense                                                     5,975                    1,532                   5,617
      Directors/Trustees fees                                               2,578                    6,873                   2,418
      Interest expense                                                        926                    1,054                   3,148
      Miscellaneous expense                                                 3,726                    5,054                   7,326
                                                                      -----------              -----------             -----------
         Total expenses                                                 1,394,761                1,704,690               2,020,079
      Less: fees waived                                                  (205,945)                      --                 (86,948)
                                                                      -----------              -----------             -----------
         Net expenses                                                   1,188,816                1,704,690               1,933,131
                                                                      -----------              -----------             -----------
            Net investment income                                         750,567                  382,736                   2,313
                                                                      -----------              -----------             -----------

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS
      Net realized gain from investments                               12,804,770                6,032,283              10,996,419
      Net change in unrealized appreciation
         (depreciation) from investments                                4,350,814               16,687,571              51,016,637
                                                                      -----------              -----------             -----------
      Net realized and unrealized gain from investments                17,155,584               22,719,854              62,013,056
                                                                      -----------              -----------             -----------
      Net increase in net assets resulting from operations            $17,906,151              $23,102,590             $62,015,369
                                                                      ===========              ===========             ===========


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                          LARGE CAP VALUE FUND
                                                                               -----------------------------------------
                                                                               FOR THE SIX MONTHS
                                                                                      ENDED              FOR THE YEAR
                                                                                 APRIL 30, 2002              ENDED
                                                                                   (UNAUDITED)         OCTOBER 31, 2001
                                                                                   -----------         ---------------- -
FROM OPERATIONS
   Net investment income                                                          $    750,567           $  2,089,788
   Net realized gain from investments                                               12,804,770             15,244,162
   Net change in unrealized appreciation (depreciation) from investments             4,350,814            (42,695,915)
                                                                                  ------------           ------------
      Net increase (decrease) in net assets resulting from operations               17,906,151            (25,361,965)
                                                                                  ------------           ------------
FROM DIVIDENDS AND DISTRIBUTIONS
   Dividends from net investment income
      Common Class shares                                                              (12,155)               (18,349)
      Advisor Class shares                                                                  --                     --
      Class A shares                                                                  (733,802)            (1,351,242)
      Class B shares                                                                   (82,713)               (82,889)
      Class C shares                                                                    (5,511)                (3,707)
      Class D shares                                                                   (82,437)              (528,735)
   Distributions from net realized gains
      Common Class shares                                                             (209,736)                (8,726)
      Advisor Class shares                                                                  --                     --
      Class A shares                                                               (10,559,224)           (14,073,743)
      Class B shares                                                                (2,668,095)            (3,586,179)
      Class C shares                                                                  (157,137)               (48,654)
      Class D shares                                                                (3,299,124)            (3,943,625)
                                                                                  ------------           ------------
      Net decrease in net assets from dividends and distributions                  (17,809,934)           (23,645,849)
                                                                                  ------------           ------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from sale of shares                                                      8,702,880             27,258,454
   Exchange value of shares due to merger                                           14,973,364                     --
   Reinvestment of dividends and distributions                                      15,736,712             20,868,471
   Net asset value of shares redeemed                                              (64,672,775)           (36,719,870)
                                                                                  ------------           ------------
      Net increase (decrease) in net assets from capital share transactions        (25,259,819)            11,407,055
                                                                                  ------------           ------------
   Net increase (decrease) in net assets                                           (25,163,602)           (37,600,759)

NET ASSETS
   Beginning of period                                                             213,763,911            251,364,670
                                                                                  ------------           ------------
   End of period                                                                  $188,600,309           $213,763,911
                                                                                  ============           ============
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)                            $     96,683           $    262,734
                                                                                  ============           ============

                                       24

                                                                                           STRATEGIC VALUE FUND
                                                                              --------------------------------------------
                                                                              FOR THE SIX MONTHS
                                                                                     ENDED                  FOR THE YEAR
                                                                                APRIL 30, 2002                  ENDED
                                                                                  (UNAUDITED)             OCTOBER 31, 2001
                                                                                  -----------             ----------------
FROM OPERATIONS
   Net investment income                                                         $    382,736               $  1,901,932
   Net realized gain from investments                                               6,032,283                  7,371,839
   Net change in unrealized appreciation (depreciation) from investments           16,687,571                (24,159,539)
                                                                                 ------------               ------------
      Net increase (decrease) in net assets resulting from operations              23,102,590                (14,885,768)
                                                                                 ------------               ------------
FROM DIVIDENDS AND DISTRIBUTIONS
   Dividends from net investment income
      Common Class shares                                                            (432,828)                (1,809,160)
      Advisor Class shares                                                                 --                    (94,568)
      Class A shares                                                                      (66)                        --
      Class B shares                                                                       --                         --
      Class C shares                                                                       --                         --
      Class D shares                                                                       --                         --
   Distributions from net realized gains
      Common Class shares                                                          (6,095,193)               (34,194,577)
      Advisor Class shares                                                         (1,030,567)                (5,702,373)
      Class A shares                                                                      (26)                        --
      Class B shares                                                                      (26)                        --
      Class C shares                                                                      (26)                        --
      Class D shares                                                                       --                         --
                                                                                 ------------               ------------
      Net decrease in net assets from dividends and distributions                  (7,558,732)               (41,800,678)
                                                                                 ------------               ------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from sale of shares                                                    16,730,554                 62,788,635
   Exchange value of shares due to merger                                                  --                         --
   Reinvestment of dividends and distributions                                      7,447,478                 41,146,267
   Net asset value of shares redeemed                                             (29,021,732)               (88,739,277)
                                                                                 ------------               ------------
      Net increase (decrease) in net assets from capital share transactions        (4,843,700)                15,195,625
                                                                                 ------------               ------------
   Net increase (decrease) in net assets                                           10,700,158                (41,490,821)

NET ASSETS
   Beginning of period                                                            255,908,937                297,399,758
                                                                                 ------------               ------------
   End of period                                                                 $266,609,095               $255,908,937
                                                                                 ============               ============
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)                           $    (10,243)              $     39,915
                                                                                 ============               ============
                                                                                                     SMALL CAP VALUE FUND
                                                                                         -----------------------------------------
                                                                                         FOR THE SIX MONTHS
                                                                                                ENDED               FOR THE YEAR
                                                                                           APRIL 30, 2002               ENDED
                                                                                             (UNAUDITED)          OCTOBER 31, 2001
                                                                                             -----------          ----------------
FROM OPERATIONS
   Net investment income                                                                    $      2,313            $    434,376
   Net realized gain from investments                                                         10,996,419              32,187,267
   Net change in unrealized appreciation (depreciation) from investments                      51,016,637             (15,843,676)
                                                                                            ------------            ------------
      Net increase (decrease) in net assets resulting from operations                         62,015,369              16,777,967
                                                                                            ------------            ------------
FROM DIVIDENDS AND DISTRIBUTIONS
   Dividends from net investment income
      Common Class shares                                                                        (76,133)                   (551)
      Advisor Class shares                                                                            --                     --
      Class A shares                                                                            (268,011)               (439,646)
      Class B shares                                                                                  --                     --
      Class C shares                                                                                  --                    (735)
      Class D shares                                                                                  --                     --
   Distributions from net realized gains
      Common Class shares                                                                     (4,111,025)                (16,437)
      Advisor Class shares                                                                            --                     --
      Class A shares                                                                         (26,202,108)            (26,873,775)
      Class B shares                                                                          (2,444,105)             (2,525,961)
      Class C shares                                                                            (221,991)                (39,456)
      Class D shares                                                                                  --                     --
                                                                                            ------------            ------------
      Net decrease in net assets from dividends and distributions                            (33,323,373)            (29,896,561)
                                                                                            ------------            ------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from sale of shares                                                               45,987,744              35,083,467
   Exchange value of shares due to merger                                                             --              33,444,688
   Reinvestment of dividends and distributions                                                31,624,150              27,594,410
   Net asset value of shares redeemed                                                        (41,385,328)            (39,906,819)
                                                                                            ------------            ------------
      Net increase (decrease) in net assets from capital share transactions                   36,226,566              56,215,745
                                                                                            ------------            ------------
   Net increase (decrease) in net assets                                                      64,918,562              43,097,152

NET ASSETS
   Beginning of period                                                                       249,178,806             206,081,654
                                                                                            ------------            ------------
   End of period                                                                            $314,097,368            $249,178,806
                                                                                            ============            ============
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)                                      $     27,396            $    369,227
                                                                                            ============            ============


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE LARGE CAP VALUE FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout Each Period)

                                                FOR THE SIX
                                                 MONTHS ENDED                       FOR THE YEAR ENDED OCTOBER 31,
                                                APRIL 30, 2002    -----------------------------------------------------------------
                                                  (UNAUDITED)        2001          2000          1999          1998          1997
                                                  -----------        ----          ----          ----          ----          ----
PER SHARE DATA
   Net asset value, beginning of period           $  19.96         $  24.62      $  23.49     $  22.60      $  20.09       $  17.18
                                                  --------         --------      --------     --------      --------       --------
INVESTMENT OPERATIONS
   Net investment income                              0.08             0.21(1)       0.16(1)       0.12(1)       0.20(1)       0.21
   Net gain (loss) on investments and
      foreign currency related items
      (both realized and unrealized)                  1.46            (2.55)         1.78         2.87          3.51           4.59
                                                  --------         --------      --------     --------      --------       --------
         Total from investment operations             1.54            (2.34)         1.94         2.99          3.71           4.80
                                                  --------         --------      --------     --------      --------       --------
LESS DIVIDENDS AND DISTRIBUTIONS
   Dividends from net investment income              (0.11)           (0.19)        (0.12)       (0.09)        (0.17)         (0.21)
   Distributions from net realized gains             (1.59)           (2.13)        (0.69)       (2.01)        (1.03)         (1.68)
                                                  --------         --------      --------     --------      --------       --------
         Total dividends and distributions           (1.70)           (2.32)        (0.81)       (2.10)        (1.20)         (1.89)
                                                  --------         --------      --------     --------      --------       --------
   NET ASSET VALUE, END OF PERIOD                 $  19.80         $  19.96      $  24.62     $  23.49      $  22.60       $  20.09
                                                  ========         ========      ========     ========      ========       ========
         Total return(2)                              7.75%(3)       (10.48)%        8.44%       14.37%        19.14%         30.53%

RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)       $148,133         $133,665      $162,871     $174,213      $163,936       $145,586
      Ratio of expenses to average net assets         1.03%(4)         1.04%         1.08%        1.11%         1.13%          1.22%
      Ratio of net investment income to
         average net assets                           0.80%(4)         0.94%         0.71%        0.52%         0.92%          1.15%
      Decrease reflected in above operating
         expense ratios due to waivers/
         reimbursements                               0.20%(4)         0.10%           --           --            --             --
   Portfolio turnover rate                              13%              38%           55%          25%           33%            20%


(1) Per share information is calculated using the average shares outstanding method.
(2)  Total return does not consider the effects of sales charges.
(3)  Non-annualized.
(4)  Annualized.


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE LARGE CAP VALUE FUND
FINANCIAL HIGHLIGHTS
(For a Class B Share of the Fund Outstanding Throughout Each Period)

                                                FOR THE SIX
                                                 MONTHS ENDED                       FOR THE YEAR ENDED OCTOBER 31,
                                                APRIL 30, 2002    -----------------------------------------------------------------
                                                  (UNAUDITED)        2001          2000          1999          1998          1997
                                                  -----------        ----          ----          ----          ----          ----
PER SHARE DATA
   Net asset value, beginning of period           $ 19.78          $ 24.44       $ 23.37      $ 22.55       $ 20.06        $ 17.15
                                                  -------          -------       -------      -------       -------        -------
INVESTMENT OPERATIONS
   Net investment income (loss)                      0.02             0.04(1)         --        (0.04)(1)      0.04(1)        0.08
   Net gain (loss) on investments and
      foreign currency related items
      (both realized and unrealized)                 1.42            (2.52)         1.76         2.88          3.50           4.58
                                                  -------          -------       -------      -------       -------        -------
         Total from investment operations            1.44            (2.48)         1.76         2.84          3.54           4.66
                                                  -------          -------       -------      -------       -------        -------
LESS DIVIDENDS AND DISTRIBUTIONS
   Dividends from net investment income             (0.04)           (0.05)                     (0.01)        (0.02)         (0.07)
   Distributions from net realized gains            (1.59)           (2.13)        (0.69)       (2.01)        (1.03)         (1.68)
                                                  -------          -------       -------      -------       -------        -------
         Total dividends and distributions          (1.63)           (2.18)        (0.69)       (2.02)        (1.05)         (1.75)
                                                  -------          -------       -------      -------       -------        -------
   NET ASSET VALUE, END OF PERIOD                 $ 19.59          $ 19.78       $ 24.44      $ 23.37       $ 22.55        $ 20.06
                                                  =======          =======       =======      =======       =======        =======
         Total return(2)                             7.33%(3)       (11.00)%        7.66%       13.66%        18.29%         29.59%

RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)       $35,963          $33,087       $41,194      $41,144       $33,325        $19,664
      Ratio of expenses to average net
         assets                                      1.78%(4)         1.79%         1.80%        1.81%         1.83%          1.92%
      Ratio of net investment income
         (loss) to average net assets                0.06%(4)         0.19%        (0.01)%      (0.18)%        0.22%          0.39%
      Decrease reflected in above operating
         expense ratios due to waivers/
         reimbursements                              0.20%(4)         0.10%           --           --            --             --
   Portfolio turnover rate                             13%              38%           55%          25%           33%            20%

(1) Per share information is calculated using the average shares outstand method.
(2) Total return does not consider the effects of contingent deferred sales charges.
(3)  Non-annualized.
(4)  Annualized.


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE LARGE CAP VALUE FUND
FINANCIAL HIGHLIGHTS
(For a Class C Share of the Fund Outstanding Throughout Each Period)

                                                                     FOR THE SIX
                                                                      MONTHS ENDED     FOR THE YEAR ENDED OCTOBER 31,
                                                                     APRIL 30, 2002    ---------------------------------
                                                                       (UNAUDITED)        2001                  2000(1)
                                                                       -----------        ----                  ----
PER SHARE DATA
   Net asset value, beginning of period                                 $19.71           $24.39               $20.87
                                                                        ------           ------               ------
INVESTMENT OPERATIONS
   Net investment income (loss)                                           0.02             0.032               (0.01)2
   Net gain (loss) on investments and
      foreign currency related items
      (both realized and unrealized)                                      1.42            (2.51)                3.56
                                                                        ------           ------               ------
         Total from investment operations                                 1.44            (2.48)                3.55
                                                                        ------           ------               ------
LESS DIVIDENDS AND DISTRIBUTIONS
   Dividends from net investment income                                  (0.05)           (0.07)               (0.03)
   Distributions from net realized gains                                 (1.59)           (2.13)
                                                                        ------           ------               ------
         Total dividends and distributions                               (1.64)           (2.20)               (0.03)
                                                                        ------           ------               ------
   NET ASSET VALUE, END OF PERIOD                                       $19.51           $19.71               $24.39
                                                                        ======           ======               ======
         Total return(3)                                                  7.32%(4)       (11.07)%              17.02%

RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)                             $2,260           $1,916               $  496
      Ratio of expenses to average net assets                             1.78%(5)         1.79%                1.28%
      Ratio of net investment income (loss) to average net assets         0.05%(5)         0.13%               (0.03)%
      Decrease reflected in above operating expense ratios due
         to waivers/reimbursements                                        0.20%(5)         0.10%
   Portfolio turnover rate                                                  13%              38%                  55%

(1)  For the period February 28, 2000 (inception date) through October 31, 2000.
(2) Per share information is calculated using the average shares outstanding method.
(3) Total return does not consider the effects of contingent deferred sales charges.
(4)  Non-annualized.
(5)  Annualized.


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE STRATEGIC VALUE FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout Each Period)

                                                                                    FOR THE
                                                                                 PERIOD ENDED
                                                                                APRIL 30, 2002
                                                                                (UNAUDITED)(1)
                                                                                --------------
PER SHARE DATA
   Net asset value, beginning of period                                             $13.36
                                                                                    ------
INVESTMENT OPERATIONS
   Net investment income                                                              0.00(2)
   Net gain on investments and foreign currency related items
      (both realized and unrealized)                                                  0.30
                                                                                    ------
         Total from investment operations                                             0.30
                                                                                    ------
LESS DIVIDENDS AND DISTRIBUTIONS
   Dividends from net investment income                                              (0.01)
   Distributions from net realized gains                                             (0.35)
                                                                                    ------
         Total dividends and distributions                                           (0.36)
                                                                                    ------
NET ASSET VALUE, END OF PERIOD                                                      $13.30
                                                                                    ======
         Total return                                                                 2.33%(3)

RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)                                         $  117
      Ratio of expenses to average net assets                                         1.45%(4)
      Ratio of net investment loss to average net assets                             (0.17)%(4)
   Portfolio turnover rate                                                               9%

(1)  For the period November 30, 2001 (inception date) through April 30, 2002.
(2)  This amount represents less than $0.01 per share.
(3)  Total return does not consider the effects of sales charges.
     Non-annualized.
(4)  Annualized.


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE STRATEGIC VALUE FUND
FINANCIAL HIGHLIGHTS
(For a Class B Share of the Fund Outstanding Throughout Each Period)

                                                                                                                    FOR THE
                                                                                                                 PERIOD ENDED
                                                                                                                APRIL 30, 2002
                                                                                                                (UNAUDITED)(1)
                                                                                                                --------------
PER SHARE DATA
   Net asset value, beginning of period                                                                           $ 13.36
                                                                                                                  -------
INVESTMENT OPERATIONS
   Net investment loss                                                                                              (0.03)
   Net gain on investments and foreign currency related items (both realized and unrealized)                         0.30
                                                                                                                  -------
         Total from investment operations                                                                            0.27
                                                                                                                  -------

LESS DISTRIBUTIONS
   Distributions from net realized gains                                                                            (0.35)
                                                                                                                  -------
NET ASSET VALUE, END OF PERIOD                                                                                    $ 13.28
                                                                                                                  =======
         Total return                                                                                                2.05%(2)

RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)                                                                       $   35
      Ratio of expenses to average net assets                                                                        2.20%(3)
      Ratio of net investment loss to average net assets                                                            (0.81)%(3)
   Portfolio turnover rate                                                                                              9%

(1)  For the period November 30, 2001 (inception date) through April 30, 2002.
(2) Total return does not consider the effects of contingent deferred sales charges. Non-annualized.
(3)  Annualized.


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE STRATEGIC VALUE FUND
FINANCIAL HIGHLIGHTS
(For a Class C Share of the Fund Outstanding Throughout Each Period)

                                                                                                                    FOR THE
                                                                                                                 PERIOD ENDED
                                                                                                                APRIL 30, 2002
                                                                                                                (UNAUDITED)(1)
                                                                                                                --------------
PER SHARE DATA
   Net asset value, beginning of period                                                                             $13.36
                                                                                                                    ------
INVESTMENT OPERATIONS
   Net investment loss                                                                                               (0.03)
   Net gain on investments and foreign currency related items (both realized and unrealized)                          0.30
                                                                                                                    ------
         Total from investment operations                                                                             0.27
                                                                                                                    ------

LESS DISTRIBUTIONS
   Distributions from net realized gains                                                                             (0.35)
                                                                                                                    ------
NET ASSET VALUE, END OF PERIOD                                                                                      $13.28
                                                                                                                    ======
         Total return                                                                                                 2.05%(2)

RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)                                                                         $  176
      Ratio of expenses to average net assets                                                                         2.20%(3)
      Ratio of net investment loss to average net assets                                                             (0.83)%(3)
   Portfolio turnover rate                                                                                               9%

(1)  For the period November 30, 2001 (inception date) through April 30, 2002.
(2) Total return does not consider the effects of contingent deferred sales charges. Non-annualized.
(3)  Annualized.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout Each Period)

                                                FOR THE SIX
                                                 MONTHS ENDED                       FOR THE YEAR ENDED OCTOBER 31,
                                                APRIL 30, 2002    -----------------------------------------------------------------
                                                  (UNAUDITED)        2001          2000          1999          1998          1997
                                                  -----------        ----          ----          ----          ----          ----
PER SHARE DATA
   Net asset value, beginning of period             $  21.09       $  22.54      $  20.52     $  19.54      $  23.34       $  18.41
                                                    --------       -------       --------     --------      --------       --------
INVESTMENT OPERATIONS
   Net investment income                               0.051          0.05(1)       0.06(1)       0.06(1)       0.07(1)        0.07
   Net gain (loss) on investments
      and foreign currency related items
      (both realized and unrealized)                    4.73           1.76          4.05         1.01         (2.55)          5.66
                                                    --------       -------       --------     --------      --------       --------
         Total from investment operations               4.78           1.81          4.11         1.07         (2.48)          5.73
                                                    --------       -------       --------     --------      --------       --------
LESS DIVIDENDS AND DISTRIBUTIONS
   Dividends from net investment income                (0.03)         (0.04)        (0.04)       (0.07)        (0.06)         (0.08)
   Distributions from net realized gains               (2.79)         (3.22)        (2.05)       (0.02)        (1.26)         (0.72)
                                                    --------       -------       --------     --------      --------       --------
         Total dividends and distributions             (2.82)         (3.26)        (2.09)       (0.09)        (1.32)         (0.80)
                                                    --------       -------       --------     --------      --------       --------
Net asset value, end of period                      $  23.05       $  21.09      $  22.54     $  20.52      $  19.54       $  23.34
                                                    ========       ========      ========     ========      ========       ========
         Total return(2)                               24.67%(3)       9.70%        21.69%        5.47%       (11.20)%        32.48%

RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)         $231,398       $199,213      $188,501     $188,192      $237,873       $283,001
      Ratio of expenses to average
         net assets                                     1.32%(4)       1.33%         1.39%        1.37%         1.29%          1.35%
      Ratio of net investment income to
         average net assets                             0.31%(4)       0.25%         0.28%        0.33%         0.30%          0.37%
      Decrease reflected in above
         operating expense ratios due to
         waivers/reimbursements                         0.07%(4)       0.02%           --           --            --             --
   Portfolio turnover rate                                10%            54%           42%          30%           42%            21%

(1) Per share information is calculated using the average shares outstanding method.
(2)  Total return does not consider the effects of sales charges.
(3)  Non-annualized.
(4)  Annualized.


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS
(For a Class B Share of the Fund Outstanding Throughout Each Period)

                                                FOR THE SIX
                                                 MONTHS ENDED                       FOR THE YEAR ENDED OCTOBER 31,
                                                APRIL 30, 2002    -----------------------------------------------------------------
                                                  (UNAUDITED)        2001          2000          1999          1998          1997
                                                  -----------        ----          ----          ----          ----          ----
PER SHARE DATA
   Net asset value, beginning of period            $ 20.33         $ 21.95       $ 20.13      $ 19.23       $ 23.12        $ 18.34
                                                   -------         -------       -------      -------       -------        -------
INVESTMENT OPERATIONS
   Net investment loss                               (0.06)          (0.10)(1)     (0.09)(1)    (0.14)(1)     (0.09)(1)      (0.02)
   Net gain (loss) on investments
      and foreign currency related items
      (both realized and unrealized)                  4.57            1.70          3.96         1.06         (2.55)          5.57
                                                   -------         -------       -------      -------       -------        -------
         Total from investment operations             4.51            1.60          3.87         0.92         (2.64)          5.55
                                                   -------         -------       -------      -------       -------        -------
LESS DIVIDENDS AND DISTRIBUTIONS
   Dividends from net investment income                 --              --            --           --            --          (0.05)
   Distributions from net realized gains             (2.79)          (3.22)        (2.05)       (0.02)        (1.25)         (0.72)
                                                   -------         -------       -------      -------       -------        -------
         Total dividends and distributions           (2.79)          (3.22)        (2.05)       (0.02)        (1.25)         (0.77)
                                                   -------         -------       -------      -------       -------        -------
NET ASSET VALUE, END OF PERIOD                     $ 22.05         $ 20.33       $ 21.95      $ 20.13       $ 19.23        $ 23.12
                                                   =======         =======       =======      =======       =======        =======
         Total return(2)                             24.20%(3)        8.88%        20.80%        4.75%       (11.98)%        31.55%

RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)        $23,974         $17,818       $17,255      $19,257       $22,284        $18,395
      Ratio of expenses to average net assets         2.07%           2.08%         2.10%        2.07%         1.99%          2.05%
      Ratio of net investment income (loss) to
         average net assets                          (0.69)%(4)      (0.50)%       (0.43)%      (0.71)%       (0.40)%        (0.32)%
      Decrease reflected in above operating
         expense ratios due to
         waivers/reimbursements                       0.07%(4)        0.02%           --           --            --             --
   Portfolio turnover rate                              10%             54%           42%          30%           42%            21%


(1) Per share information is calculatd using the average shares outstanding method.
(2) Total return does not consider the effects of contingent deferred sales charges.
(3)  Non-annualized.
(4)  Annualized.


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS
(For a Class C Share of the Fund Outstanding Throughout Each Period)

                                                                     FOR THE SIX
                                                                      MONTHS ENDED     FOR THE YEAR ENDED OCTOBER 31,
                                                                     APRIL 30, 2002    ---------------------------------
                                                                       (UNAUDITED)        2001                  2000(1)
                                                                       -----------        ----                  ----
PER SHARE DATA
   Net asset value, beginning of period                                 $20.28           $21.94               $17.96
                                                                        ------           ------               ------
INVESTMENT OPERATIONS
   Net investment loss                                                   (0.05)           (0.11)(2)            (0.07)2
   Net gain on investments and
      foreign currency related items
      (both realized and unrealized)                                      4.55             1.67                 4.05
                                                                        ------           ------               ------
         Total from investment operations                                 4.50             1.56                 3.98
                                                                        ------           ------               ------
LESS DIVIDENDS AND DISTRIBUTIONS
   Dividends from net investment income                                     --               --                   --
   Distributions from net realized gains                                 (2.79)           (3.22)                  --
                                                                        ------           ------               ------
         Total dividends and distributions                               (2.79)           (3.22)                  --
                                                                        ------           ------               ------
NET ASSET VALUE, END OF PERIOD                                          $21.99           $20.28               $21.94
                                                                        ======           ======               ======
         Total return(3)                                                 24.22%(4)         8.93%               22.16%(4)

RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)                             $4,399           $1,481                 $220
      Ratio of expenses to average net assets                             2.07%(5)         2.08%                1.42%(5)
      Ratio of net investment income (loss) to average net assets        (0.71)%(5)       (0.52)%              (0.33)%(5)
      Decrease reflected in above operating expense
         ratios due to waivers/reimbursements                             0.07%(5)         0.02%                  --
   Portfolio turnover rate                                                  10%              54%                  42%

(1)  For the period February 28, 2000 (inception date) through October 31, 2000.
(2) Per share information is calculated using the average shares outstanding method.
(3) Total return does not consider the effects of contingent deferred sales charges.
(4)  Non-annualized.
(5)  Annualized.


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FUNDS
NOTES TO FINANCIAL STATEMENTS
April 30, 2002 (Unaudited)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   The Credit Suisse Funds covered in this report are comprised of Credit Suisse Strategic Value Fund, formerly the Credit Suisse Warburg Pincus Value II Fund ("Strategic Value"), a Maryland Corporation, Credit Suisse Large Cap Value Fund, formerly the Credit Suisse Warburg Pincus Value Fund ("Large Cap Value"), and Credit Suisse Small Cap Value Fund, formerly the Credit Suisse Warburg Pincus Small Company Value Fund ("Small Cap Value"), each a Massachusetts Business Trust (each a "Fund" and collectively, the "Funds") which are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as diversified, open-end management investment companies.

   Investment objectives for each Fund are as follows: Strategic Value seeks total return; Large Cap Value seeks long-term capital appreciation and continuity of income; Small Cap Value seeks a high level of growth of capital.

   Effective on or about December 12, 2001, Large Cap Value implemented a policy of investing at least 80% of its assets in equity securities of U.S. companies with large market capitalizations, which is defined as companies with market capitalizations equal to or greater than the smallest company in the Russell 1000 Index.

   Strategic Value is authorized to offer five classes of shares: Common Class, Advisor Class, Class A, Class B, and Class C. Large Cap Value and Small Cap Value each offer four classes of shares: Common Class, Class A, Class B, and Class C. Each class of shares in each Fund represents an equal pro rata interest in each Fund, except that they bear different expenses which reflect the difference in the range of services provided to them. Common Class shares of each Fund, except Strategic Value, bear expenses paid pursuant to a shareholder servicing and distribution plan at an annual rate of .25% of the average daily net asset value of the Fund's Common Class shares. Common Class shares of Strategic Value are not subject to shareholder servicing or distribution fees. Advisor Class shares bear expenses paid pursuant to a distribution plan adopted by Strategic Value at an annual rate not to exceed .75% of the average daily net asset value of Strategic Value's Advisor Class shares. Advisor Class shares currently bear expenses of .50% of average daily net assets. Class A shares are sold subject to a front-end sales charge of up to 5.75% and bear expenses paid pursuant to shareholder servicing and distribution plan at an annual rate of ..25% of the average daily net asset value of the Fund's Class A shares. Class B shares are sold subject to a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held and bear expenses paid pursuant to a shareholder servicing and distribution plan at an annual rate of 1.00% of the average daily net asset value of the Fund's Class B shares. Class C shares are sold subject to a contingent deferred sales charge of 1% if redeemed within the first year of purchase and bear expenses paid pursuant to a shareholder servicing and distribution plan at an annual rate of 1.00% of the average daily net asset value of the Fund's Class C shares. Results for the Common and Advisor Class shares are contained in a separate book.

   During the current fiscal year, the classes offered by the Funds changed as follows: Effective November 30, 2001, Strategic Value began offering Class A, Class B and Class C shares. Effective December 12, 2001, Small Cap Value closed the Common Class to new investors. Effective December 12, 2001, Large Cap Value closed the Common Class to new investments, except for reinvestments of dividends. Large Cap Value's Common Class shareholders as of the close of business on December 12, 2001 may continue to hold Common Class shares but will be unable to add to their accounts. Although no further shares can be purchased, Large Cap Value's shareholders can redeem their Common Class shares through any available method. Effective March 18, 2002, Large Cap Value closed its Class D shares.

   Effective as of the close of business on June 8, 2001, Small Cap Value acquired all of the net assets of the Credit Suisse Warburg Pincus Small Company Value II Fund ("Small Company Value II") in a tax-free exchange of shares. The shares exchanged were 2,616,209 shares (valued at $33,389,925) of the Common Class shares of Small Company Value II for 1,463,517 Common Class shares of Small Cap Value and 4,333 shares (valued at $54,763) of Advisor Class shares of Small Company Value II for 2,401 Common Class shares of Small Cap Value. The Small Company Value II net assets of $33,444,688 at that date, which included $6,405,554 of unrealized appreciation, were combined with those of Small Cap Value. The aggregate net assets of Small Company Value II and Small Cap Value immediately before the acquisition were $33,444,688 and $239,666,573, respectively and the combined net assets of Small Cap Value after the acquisition were $273,111,261.

   Effective as of the close of business on April 12, 2002, Large Cap Value acquired all of the net assets of the Credit Suisse Balanced Fund ("Balanced") in a tax-free exchange of shares. The shares exchanged were 726,634 shares (valued at $14,901,765) of the Class A of Large Cap Value for 1,530,196 shares of the Common Class of Balanced, 3,563 shares (valued at $71,599) of the Class A of Large Cap Value for 7,511 shares of the Advisor Class of Balanced. Balanced Fund's net assets of $14,973,364 at that date, which consisted of $476,771 of unrealized depreciation, were combined with those of Large Cap Value. The aggregate net assets of Balanced and Large Cap Value immediately before the acquisition were $14,973,364 and $178,554,035, respectively, and the combined net assets of Large Cap Value after the acquisition were $194,130,652.

   A) SECURITY VALUATION -- The net asset value of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. Each Fund's investments are valued at market value, which is generally determined using the last reported sales price. If no sales are reported, investments are generally valued at the last reported bid price, and if there is no bid price available, at the most recent ask price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which may use a matrix, formula or other objective method that takes into consideration market indices, matrices, yield curves and other specific adjustments. If market quotations are not readily available, securities and other assets are valued by another method that the Board of Directors/Trustees believes accurately reflects fair value. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, unless the Board determines that using this method would not reflect an investment's value.

   B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Funds are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Funds do not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Funds isolate that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

   C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Income, expenses (excluding class-specific expenses, principally distribution and shareholder servicing fees) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America (GAAP).

   E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

   F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   G) SHORT-TERM INVESTMENTS -- The Funds, together with other funds advised by Credit Suisse Asset Management, LLC ("CSAM") an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into a short-term time deposit issued by State Street Bank & Trust, the Funds' custodian. The short-term time deposit is a variable rate account classified as a short-term investment.

   H) SECURITIES LENDING-- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan including any accrued interest thereon and 105% of the market value of foreign securities on loan including any accrued interest thereon. Cash collateral received by the Funds in connection with securities lending activity is invested in the AIM Institutional Funds - Liquid Asset Portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Funds had no securities out on loan during the six months ended April 30, 2002.

   Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, has been engaged by the Funds to act as the Fund's securities lending agent. Pending receipt of an exemption from the Securities and Exchange Commission ("SEC"), CSFB has agreed to charge fees to the Funds for its securities lending activities equal to its costs in providing services as securities lending agent. CSFB also has voluntarily agreed to waive its fees for the securities lending agent services that it provides. CSFB may discontinue its voluntary fee waivers at any time.

   I) OTHER -- Strategic Value may invest up to 15% of its net assets in non-publicly traded securities. Small Cap Value may invest up to 10% of its total assets in such securities. Non-publicly traded securities may be less liquid than publicly traded securities, and they may be difficult or impossible to sell at the time and the price the Fund would like. In addition, the lack of an active market may make it difficult to obtain an accurate price for a Fund's security.


NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   CSAM serves as investment adviser for the Funds. For its investment advisory services, CSAM is entitled to receive the following fees, computed daily and payable monthly on each Fund's average daily net assets:

            FUND                                                    ANNUAL RATE
            ----                                                    -----------
            Large Cap Value                            .75% of average daily net assets less
                                                          than or equal to $75 million
                                                       .50% of average daily net assets
                                                          greater than $75 million
            Strategic Value                            .75% of average daily net assets
            Small Cap Value                            .875% of first $100 million
                                                       .75% of the next $100 million
                                                       .625% of assets over $200 million

   For the six months ended April 30, 2002, investment advisory fees earned and voluntarily waived were as follows:

                                     GROSS                                 NET
             FUND                ADVISORY FEE         WAIVER          ADVISORY FEE
             ----                ------------         ------          ------------
             Large Cap Value    $   621,505          $205,945         $  415,560
             Strategic Value      1,002,751                --          1,002,751
             Small Cap Value      1,060,336            86,948            973,388

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and PFPC, Inc. ("PFPC"), an indirect, wholly-owned subsidiary of PNC Financial Services Group, serve as each Fund's co-administrators. For its administrative services, CSAMSI is entitled to receive from the Funds a fee calculated at an annual rate of .10% of each Fund's average daily net assets.

   For the six months ended April 30, 2002, administrative services fees earned by CSAMSI were as follows:

            FUND                                               CO-ADMINSTRATION FEE
            ----                                               --------------------
            Large Cap Value                                      $105,705
            Strategic Value                                       133,700
            Small Cap Value                                       139,900

   For its administrative services, PFPC received a fee, exclusive of out-of-pocket expenses, based on the following fee structure:

            AVERAGE DAILY NET ASSETS                                ANNUAL RATE
            ------------------------                                -----------
            First $500 million                           .075% of average daily net assets
            Next $1 billion                              .065% of average daily net assets
            Over $1.5 billion                            .055% of average daily net assets

   For the six months ended April 30, 2002, administrative service fees earned by PFPC (including out-of-pocket expenses) were as follows:

            FUND                                               CO-ADMINSTRATION FEE
            ----                                               --------------------
            Large Cap Value                                        $  80,785
            Strategic Value                                          101,633
            Small Cap Value                                          106,633

   At its meeting held on February 12, 2002 the Board of Directors/Trustees adopted a resolution to approve a Co-Adminstrator Agreement between the Funds and State Street Bank and Trust Company ("SSB") to replace PFPC effective mid 2002.

   In addition to serving as each Fund's co-administrator, CSAMSI currently serves as distributor of each Fund's shares. Pursuant to a distribution plan adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives a fee for its distribution services. This fee is calculated at an annual rate of ..25% of the average daily net assets of the Class A and Common Class shares of Large Cap Value and Small Cap Value. For the Advisor Class shares of Strategic Value, the fee is calculated at an annual rate of .50% of the average daily net assets. For the Class B and Class C shares of Large Cap Value and Small Cap Value, the fee is calculated at annual rate of 1.00% of average daily net assets. For the six months ended April 30, 2002, shareholder servicing and distribution fees paid to CSAMSI were as follows:

                                                              SHAREHOLDER SERVICING/
            FUND                                                 DISTRIBUTION FEE
            ----                                                 ----------------
            Large Cap Value
              Common Class                                          $  3,353
              Class A                                                173,602
              Class B                                                176,917
              Class C                                                 10,445
                                                                    --------
                                                                    $364,317
                                                                    ========
            Strategic Value
              Advisor Class                                         $ 94,964
              Class A                                                     52
              Class B                                                     83
              Class C                                                    439
                                                                    --------
                                                                    $ 95,538
                                                                    ========
            Small Cap Value
              Common Class                                          $ 46,855
              Class A                                                274,081
              Class B                                                101,295
              Class C                                                 13,966
                                                                    --------
                                                                    $436,197
                                                                    ========

   Certain brokers, dealers and financial representatives provide transfer agent related services to the Funds, and receive compensation from CSAM. CSAM is then reimbursed by the Funds. For the six months ended April 30, 2002, the Funds reimbursed CSAM the following amounts, which are included in the Funds' transfer agent expense:

            FUND                                                 AMOUNT
            ----                                                 ------
            Large Cap Value                                    $    1,102
            Strategic Value                                       126,252
            Small Cap Value                                        28,798

   For the six months ended April 30, 2002, CSAMSI and its affiliates advised the Funds that it retained the following amounts from commissions earned on the sale of the Fund's shares:

            FUND                                                    AMOUNT
            ----                                                    ------
            Large Cap Value                                       $28,553
            Strategic Value                                           108
            Small Cap Value                                        36,875

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Funds to provide certain financial printing services. For the six months ended April 30, 2002, Merrill was paid for its services to the Funds as follows:

            FUND                                                     AMOUNT
            ----                                                     ------
            Large Cap Value                                         $35,309
            Strategic Value                                          13,889
            Small Cap Value                                          41,068

NOTE 3. LINE OF CREDIT

   Through June 18, 2002, the Funds, together with other funds advised by CSAM (collectively, the "Participating Funds"), participated in a $200 million committed, unsecured line of credit facility ("Prior Credit Facility") with Deutsche Bank, A.G. as administrative agent, State Street Bank and Trust Company as operations agent, BNP Paribas as syndication agent and certain other lenders for temporary or emergency purposes primarily relating to unanticipated Participating Funds' share redemptions. Under the terms of the Prior Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of ..10% per annum on the average unused amount of the Prior Credit Facility, which is allocated among the Participating Funds in such a manner as was determined by the governing Boards of the Participating Funds. In addition, the Participating Funds paid interest on borrowings at the Federal funds rate plus .50%. For the six months ended April 30, 2002, the Funds had no borrowings under the Prior Credit Facility.

   Effective June 19, 2002, the Participating Funds, together with additional funds advised by CSAM (collectively with the Participating Funds, the "New Participating Funds"), established a new $150 million committed, unsecured, line of credit facility (the "New Credit Facility") with Deutsche Bank, A.G. as administrative agent and syndication agent and State Street Bank and Trust Company as operations agent for the same purposes as the Prior Credit Facility. Terms of the New Credit Facility remain the same as the Prior Credit Facility. The commitment fee rate and interest paid is unchanged.


NOTE 4. PURCHASES AND SALES OF SECURITIES

   For the six months ended April 30, 2002, purchases and sales of investment securities (excluding short-term investments) were as follows:

            FUND                                       PURCHASES                     SALES
            ----                                       ---------                     -----
             Large Cap Value                         $27,484,591                 $79,008,192
             Strategic Value                          27,841,851                  35,096,840
             Small Cap Value                          36,061,486                  28,884,061

   At April 30, 2002, the gross unrealized appreciation from investment for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and net unrealized appreciation from investments (based on cost for federal income tax purposes) was as follows:

                                    UNREALIZED            UNREALIZED        NET UNREALIZED
            FUND                   APPRECIATION         DEPRECIATION         APPRECIATION
            ----                   ------------         ------------         ------------
             Large Cap Value     $  46,638,548        $  (5,207,787)        $  41,430,761
             Strategic Value        57,053,804          (12,434,434)           44,619,370
             Small Cap Value       102,958,639             (291,150)          102,667,489

NOTE 5. CAPITAL SHARE TRANSACTIONS

   Strategic Value and Small Cap Value are each authorized to issue three billion full and fractional shares of capital stock, $.001 par value per share, of which one billion shares of each Fund are classified as Common Class shares and two billion shares are classified as Advisor Class shares. Large Cap Value are authorized to issue an unlimited number of full and fractionalshares of capital stock, $.001 par value per share. Transactions in capital shares of each Fund were as follows:


                                                          LARGE CAP VALUE
                                     -----------------------------------------------------------
                                                           COMMON CLASS
                                     -----------------------------------------------------------
                                      FOR THE SIX MONTHS ENDED            FOR THE YEAR ENDED
                                     APRIL 30, 2002 (UNAUDITED)            OCTOBER 31, 2001
                                     -----------------------------------------------------------
                                      SHARES            VALUE          SHARES            VALUE
                                      ------            -----          ------            -----
Shares sold                            19,055     $      388,057       247,678    $    5,610,931
Shares issued in reinvestment
  of dividends and distributions       11,198            221,032           852            18,040
Shares redeemed                       (88,347)        (1,795,234)      (80,982)       (1,820,615)
                                      -------     --------------       -------    --------------
Net increase (decrease)               (58,094)    $   (1,186,145)      167,548    $    3,808,356
                                      =======     ==============       =======    ==============
                                                          LARGE CAP VALUE
                                     -----------------------------------------------------------
                                                              CLASS A
                                     -----------------------------------------------------------
                                      FOR THE SIX MONTHS ENDED            FOR THE YEAR ENDED
                                     APRIL 30, 2002 (UNAUDITED)            OCTOBER 31, 2001
                                     -----------------------------------------------------------
                                      SHARES           VALUE           SHARES           VALUE
                                      ------           -----           ------           -----
Shares sold                             185,147   $    3,384,098         497,633   $  10,992,519
Shares exchanged due to merger          730,197       14,973,364              --              --
Shares issued in reinvestment
  of dividends and distributions        476,340        9,408,644         587,498      12,903,682
Shares redeemed                        (605,951)     (12,123,036)     (1,003,451)    (21,875,515)
                                       --------   --------------      ----------   -------------
Net increase                            785,733   $   15,643,070          81,680   $   2,020,686
                                       ========   ==============      ==========   =============

                                                         LARGE CAP VALUE
                                     -----------------------------------------------------------
                                                              CLASS B
                                     -----------------------------------------------------------
                                      FOR THE SIX MONTHS ENDED            FOR THE YEAR ENDED
                                     APRIL 30, 2002 (UNAUDITED)            OCTOBER 31, 2001
                                     -----------------------------------------------------------
                                      SHARES           VALUE           SHARES           VALUE
                                      ------           -----           ------           -----
Shares sold                             163,317  $     3,242,830         136,380  $    2,979,246
Shares issued in reinvestment
  of dividends and distributions        131,491        2,571,884         157,054       3,422,233
Shares redeemed                        (131,866)      (2,632,262)       (306,403)     (6,625,998)
                                       --------  ---------------        --------  --------------
Net increase (decrease)                 162,942  $     3,182,452         (12,969) $     (224,519)
                                       ========  ===============        ========  ==============
                                                          LARGE CAP VALUE
                                     -----------------------------------------------------------
                                                              CLASS C
                                     -----------------------------------------------------------
                                      FOR THE SIX MONTHS ENDED            FOR THE YEAR ENDED
                                     APRIL 30, 2002 (UNAUDITED)            OCTOBER 31, 2001
                                     -----------------------------------------------------------
                                      SHARES           VALUE           SHARES           VALUE
                                      ------           -----           ------           -----
Shares sold                              31,366  $       614,977          81,416  $    1,797,567
Shares issued in reinvestment
  of dividends and distributions          7,888          153,685           2,401          52,155
Shares redeemed                         (20,644)        (403,489)         (6,944)       (152,097)
                                       --------  ---------------        --------  --------------
Net increase                             18,610  $       365,173          76,873  $    1,697,625
                                       ========  ===============        ========  ==============
                                                          LARGE CAP VALUE
                                     -----------------------------------------------------------
                                                              CLASS D
                                     -----------------------------------------------------------
                                      FOR THE SIX MONTHS ENDED            FOR THE YEAR ENDED
                                     APRIL 30, 2002 (UNAUDITED)            OCTOBER 31, 2001
                                     -----------------------------------------------------------
                                      SHARES           VALUE           SHARES           VALUE
                                      ------           -----           ------           -----
Shares sold                              53,963    $   1,072,918         263,799  $    5,878,192
Shares issued in reinvestment
  of dividends and distributions        171,387        3,381,467         203,506       4,472,360
Shares redeemed                      (2,311,557)     (47,718,754)       (276,713)     (6,245,645)
                                     ----------    -------------        --------  --------------
Net increase (decrease)              (2,086,207)   $ (43,264,369)        190,592  $    4,104,907
                                     ==========    =============        ========  ==============
                                                          STRATEGIC VALUE
                                     -----------------------------------------------------------
                                                           COMMON CLASS
                                     -----------------------------------------------------------
                                      FOR THE SIX MONTHS ENDED            FOR THE YEAR ENDED
                                     APRIL 30, 2002 (UNAUDITED)            OCTOBER 31, 2001
                                     -----------------------------------------------------------
                                      SHARES           VALUE           SHARES           VALUE
                                      ------           -----           ------           -----
Shares sold                           1,029,566    $  13,736,189       3,725,127   $  51,683,209
Shares issued in reinvestment
  of dividends and distributions        482,409        6,416,848       2,749,394      35,349,336
Shares redeemed                      (1,851,488)     (24,727,206)     (5,453,055)    (74,139,460)
                                     ----------    -------------      ----------   -------------
Net increase (decrease)                (339,513)   $  (4,574,169)      1,021,466   $  12,893,085
                                     ==========    =============      ==========   =============

                                                          STRATEGIC VALUE
                                     -----------------------------------------------------------
                                                           ADVISOR CLASS
                                     -----------------------------------------------------------
                                      FOR THE SIX MONTHS ENDED            FOR THE YEAR ENDED
                                     APRIL 30, 2002 (UNAUDITED)            OCTOBER 31, 2001
                                     -----------------------------------------------------------
                                      SHARES           VALUE           SHARES           VALUE
                                      ------           -----           ------           -----
Shares sold                             199,372     $  2,668,078         801,031   $  11,105,426
Shares issued in reinvestment
  of dividends and distributions         77,486        1,030,566         450,848       5,796,931
Shares redeemed                        (322,474)      (4,294,526)     (1,076,470)    (14,599,816)
                                     ----------     ------------      ----------   -------------
Net increase (decrease)                 (45,616)    $   (595,882)        175,409   $   2,302,541
                                     ==========     ============      ==========   =============
                                         STRATEGIC VALUE                     STRATEGIC VALUE

                                             CLASS A                           CLASS B
                                     ----------------------------   -------------------------------
                                        FOR THE PERIOD ENDED           FOR THE PERIOD ENDED
                                     APRIL 30, 2002 (UNAUDITED)(1)  APRIL 30, 2002 (UNAUDITED)(1)
                                     -----------------------------  -----------------------------
                                      SHARES           VALUE              SHARES           VALUE
                                      ------           -----              ------           -----
Shares sold                               8,827     $    119,950           2,635       $  35,357
Shares issued in reinvestment
  of dividends and distributions              5               64              --              --
                                     ----------     ------------      ----------       ---------
Net increase                              8,832     $    120,014           2,635       $  35,357
                                     ==========     ============      ==========       =========
                                         STRATEGIC VALUE
                                   -----------------------------
                                             CLASS C
                                   -----------------------------
                                      FOR THE PERIOD ENDED
                                   APRIL 30, 2002 (UNAUDITED)(1)
                                   -----------------------------
                                      SHARES            VALUE
                                   -------------   -------------
Shares sold                              13,227        $ 170,980
                                   -------------   -------------
Net increase                             13,227        $ 170,980
                                   =============   =============
                                                       SMALL CAP VALUE FUND
                                     -----------------------------------------------------------
                                                           COMMON CLASS
                                     -----------------------------------------------------------
                                      FOR THE SIX MONTHS ENDED            FOR THE YEAR ENDED
                                     APRIL 30, 2002 (UNAUDITED)            OCTOBER 31, 2001
                                     -----------------------------------------------------------
                                      SHARES            VALUE          SHARES            VALUE
                                      ------           -----           ------           -----
Shares sold                           1,090,519     $ 23,684,759         397,275  $    8,783,388
Shares exchanged due to merger               --               --       1,465,918      33,444,688
Shares issued in reinvestment
  of dividends and distributions        206,532        4,122,387               1              15
Shares redeemed                        (390,165)      (8,247,281)       (412,055)     (9,044,812)
                                     ----------     ------------       ---------   -------------
Net increase                            906,886     $ 19,559,865       1,451,139   $  33,183,279
                                     ==========     ============       =========   =============

                                                       SMALL CAP VALUE FUND
                                     -----------------------------------------------------------
                                                              CLASS A
                                     -----------------------------------------------------------
                                      FOR THE SIX MONTHS ENDED            FOR THE YEAR ENDED
                                     APRIL 30, 2002 (UNAUDITED)            OCTOBER 31, 2001
                                     -----------------------------------------------------------
                                      SHARES            VALUE          SHARES            VALUE
                                      ------           -----           ------           -----
Shares sold                             761,100    $  16,118,637       1,061,823   $  22,929,213
Shares issued in reinvestment
  of dividends and distributions      1,250,539       25,023,300       1,330,676      25,192,101
Shares redeemed                      (1,418,505)     (31,170,828)     (1,309,249)    (28,022,948)
                                     ----------    -------------      ----------   -------------
Net increase                            593,134    $   9,971,109       1,083,250   $  20,098,366
                                     ==========    =============      ==========   =============
                                                       SMALL CAP VALUE FUND
                                     -----------------------------------------------------------
                                                              CLASS B
                                     -----------------------------------------------------------
                                      FOR THE SIX MONTHS ENDED            FOR THE YEAR ENDED
                                     APRIL 30, 2002 (UNAUDITED)            OCTOBER 31, 2001
                                     -----------------------------------------------------------
                                      SHARES            VALUE          SHARES            VALUE
                                      ------           -----           ------           -----
Shares sold                             175,767    $   3,605,079          95,195   $   1,975,413
Shares issued in reinvestment
  of dividends and distributions        117,607        2,258,049         129,006       2,362,103
Shares redeemed                         (82,625)      (1,700,035)       (134,033)     (2,738,710)
                                     ----------    -------------      ----------   -------------
Net increase                            210,749    $   4,163,093          90,168   $   1,598,806
                                     ==========    =============      ==========   =============
                                                       SMALL CAP VALUE FUND
                                     -----------------------------------------------------------
                                                              CLASS C
                                     -----------------------------------------------------------
                                      FOR THE SIX MONTHS ENDED            FOR THE YEAR ENDED
                                     APRIL 30, 2002 (UNAUDITED)            OCTOBER 31, 2001
                                     -----------------------------------------------------------
                                      SHARES            VALUE          SHARES            VALUE
                                      ------           -----           ------           -----
Shares sold                             128,572    $   2,579,269          66,176   $   1,395,453
Shares issued in reinvestment
  of dividends and distributions         11,516          220,414           2,190          40,191
Shares redeemed                         (13,047)        (267,184)         (5,367)       (100,349)
                                     ----------    -------------      ----------   -------------
Net increase                            127,041    $   2,532,499          62,999   $   1,335,295
                                     ==========    =============      ==========   =============


(1)  For the period November 30, 2001 (inception date) through April 30, 2002.

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